UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21474
                                                     ---------

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                               23.5%
--------------------------------------------------------------------------------
Special Tax                                                               12.3
--------------------------------------------------------------------------------
Gas Utilities                                                              9.7
--------------------------------------------------------------------------------
General Obligation                                                         8.4
--------------------------------------------------------------------------------
Municipal Leases                                                           6.5
--------------------------------------------------------------------------------
Special Assessment                                                         6.1
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                 5.6
--------------------------------------------------------------------------------
Higher Education                                                           4.6
--------------------------------------------------------------------------------
Multifamily Housing                                                        3.4
--------------------------------------------------------------------------------
Hospital/Health Care                                                       2.9

Portfolio holdings and allocations are subject to change. Percentages are as of 31, 2007, January and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                       35.8%
--------------------------------------------------------------------------------
AA                                                                         3.5
--------------------------------------------------------------------------------
A                                                                          7.3
--------------------------------------------------------------------------------
BBB                                                                       49.6
--------------------------------------------------------------------------------
BB                                                                         0.3
--------------------------------------------------------------------------------
B                                                                          0.5
--------------------------------------------------------------------------------
Not Rated                                                                  3.0

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING        ENDING           EXPENSES
                            ACCOUNT          ACCOUNT          PAID DURING
                            VALUE            VALUE            6 MONTHS ENDED
                            (8/1/06)         (1/31/07)        JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual              $1,000.00        $1,037.90        $ 6.70
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,018.65          6.64
--------------------------------------------------------------------------------
Class B Actual               1,000.00         1,033.20         10.77
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,014.67         10.67
--------------------------------------------------------------------------------
Class C Actual               1,000.00         1,034.40         10.67
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,014.77         10.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A         1.30%
--------------------------
Class B         2.09
--------------------------
Class C         2.07

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

Interest and related expenses from inverse floaters represents 0.25% of the expense ratios, but has not affected the Fund's total returns or net asset values.

--------------------------------------------------------------------------------


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--107.8%
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--95.4%
$        25,000   ABAG Finance Authority for NonProfit
                  Corporations (Driftwood Family Apartments)                 5.300%     06/01/2029   06/01/2009 A   $        25,502
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   ABAG Finance Authority for NonProfit
                  Corporations (Windemere Ranch)                             6.000      09/01/2024   09/01/2014 A           537,575
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   ABAG Finance Authority for NonProfit
                  Corporations COP                                           5.600      11/01/2023   05/01/2007 A            15,016
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   ABAG Finance Authority for NonProfit
                  Corporations COP                                           5.750      08/15/2014   08/15/2007 A            20,164
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   ABAG Finance Authority for NonProfit
                  Corporations COP                                           5.800      03/01/2023   03/01/2007 A            20,025
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   ABAG Finance Authority for NonProfit
                  Corporations COP (American Baptist Homes of the West)      5.850      10/01/2027   10/01/2009 A           101,568
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   ABAG Finance Authority for NonProfit
                  Corporations COP (American Baptist Homes of the West)      6.100      10/01/2017   10/01/2009 A            66,188
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   ABAG Finance Authority for NonProfit
                  Corporations COP (Home for Jewish Parents) 1               5.625      05/15/2022   05/15/2007 A            92,214
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   ABAG Finance Authority for NonProfit
                  Corporations COP (Home for Jewish Parents)                 5.625      05/15/2022   05/15/2007 A            30,706
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   ABAG Finance Authority for NonProfit
                  Corporations COP (Lytton Gardens)                          6.000      02/15/2019   02/15/2008 A           256,620
-----------------------------------------------------------------------------------------------------------------------------------
        335,000   ABAG Finance Authority for NonProfit
                  Corporations, Series A                                     5.769 2    04/20/2019   04/20/2012 A           165,178
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   ABAG Tax Allocation, Series A                              5.800      12/15/2008   06/15/2007 A            55,429
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   ABAG Tax Allocation, Series A                              6.000      12/15/2014   06/15/2007 A            55,465
-----------------------------------------------------------------------------------------------------------------------------------
        365,000   Adelanto Improvement Agency, Series B 1                    5.500      12/01/2023   06/01/2007 A           367,000
-----------------------------------------------------------------------------------------------------------------------------------
        135,000   Adelanto Public Financing Authority, Series B              6.300      09/01/2028   03/01/2007 A           136,613
-----------------------------------------------------------------------------------------------------------------------------------
        130,000   Adelanto Public Financing Authority, Series B              7.250      09/15/2015   03/15/2007 A           130,512
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   Alameda COP 1                                              5.750      12/01/2021   06/01/2007 A           510,740
-----------------------------------------------------------------------------------------------------------------------------------
         95,000   Alameda County COP                                         5.000      06/01/2022   06/01/2008 A            96,985
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   Alameda County COP
                  (Alameda County Medical Center) 1                          5.300      06/01/2026   06/01/2007 A            55,063
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   Anaheim COP (Anaheim Memorial Hospital) 1                  5.125      05/15/2020   05/15/2007 A            65,074
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Anaheim Public Financing Authority                         5.000      10/01/2023   10/01/2008 A            10,327
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Anaheim Public Financing Authority                         5.250      02/01/2018   02/01/2007 A            20,422
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Anaheim Public Financing Authority
                  (Electric Systems)                                         5.000      10/01/2025   10/01/2008 A            15,491
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Anaheim Public Financing Authority RITES 3                 9.220 4    12/28/2018   12/01/2007 A         5,422,450
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Apple Valley Improvement Bond Act 1915                     6.900      09/02/2015   03/02/2007 A            20,649
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Aromas Water District                                      5.600      09/01/2018   03/01/2007 A            15,009
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Atwater Community Facilities District                      7.875      08/01/2015   02/01/2007 A            25,078


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        20,000   Atwater Public Financing Authority
                  (Sewer & Water)                                            5.500%     05/01/2028   05/01/2009 A   $        20,444
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Atwater Redevel. Agency
                  (Downtown Redevel.)                                        5.500      06/01/2019   06/01/2010 A            15,506
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   Atwater Redevel. Agency
                  (Downtown Redevel.)                                        5.875      06/01/2022   06/01/2007 A            72,176
-----------------------------------------------------------------------------------------------------------------------------------
      2,455,000   Aztec Shops Auxiliary Organization
                  (San Diego State University)                               6.000      09/01/2031   09/01/2010 A         2,590,172
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Azusa COP                                                  5.750      08/01/2020   02/01/2007 A            25,249
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Bakersfield Improvement Bond Act 1915                      5.600      09/02/2020   03/02/2007 A            41,220
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Bakersfield Improvement Bond Act 1915                      6.100      09/02/2024   03/02/2007 A            51,576
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Beaumont Financing Authority, Series A                     5.700      09/01/2035   09/01/2017 A            26,595
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Beaumont Financing Authority, Series A                     6.000      09/01/2021   09/01/2015 A            48,422
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Beaumont Financing Authority, Series A                     6.875      09/01/2027   09/01/2013 A            16,902
-----------------------------------------------------------------------------------------------------------------------------------
        145,000   Beaumont Financing Authority, Series A                     7.000      09/01/2023   03/01/2007 A           147,166
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Beaumont Financing Authority, Series A                     7.375      09/01/2032   09/01/2010 A            65,858
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Beaumont Financing Authority, Series B                     6.000      09/01/2034   09/01/2015 A            16,132
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Belmont Redevel. Agency
                  (Los Costano Community Devel.)                             5.500      08/01/2016   08/01/2007 A            30,271
-----------------------------------------------------------------------------------------------------------------------------------
        245,000   Berkeley GO                                                5.625      09/01/2027   03/01/2007 A           247,433
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Berkeley GO                                                5.650      09/01/2027   03/01/2007 A            10,101
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Blythe Redevel. Agency (Redevel. Project
                  No. 1 Tax Allocation)                                      5.750      05/01/2034   05/01/2015 A            52,834
-----------------------------------------------------------------------------------------------------------------------------------
        750,000   Blythe Redevel. Agency (Redevel. Project
                  No. 1 Tax Allocation)                                      6.200      05/01/2031   05/01/2011 A           800,603
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Bonita Canyon Public Facilities Financing Authority        5.375      09/01/2028   03/01/2007 A           100,858
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Brawley Union High School District                         5.000      08/01/2028   08/01/2007 A            25,536
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Brentwood Infrastructure Financing Authority               5.250      09/02/2016   03/02/2007 A            51,519
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Brisbane Improvement Bond Act 1915
                  (Northeast Ridge)                                          5.875      09/02/2020   03/02/2007 A            30,917
-----------------------------------------------------------------------------------------------------------------------------------
        170,000   Brisbane Public Financing Authority                        6.000      05/01/2026   05/01/2008 A           173,878
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Buena Park Special Tax (Park Mall)                         6.125      09/01/2033   09/01/2007 A            36,075
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   Burbank Community Facilities District Special Tax          5.200      12/01/2023   12/01/2016 A           257,650
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Affordable Hsg. Agency
                  (Merced County Hsg. Authority)                             6.500      01/01/2033   01/01/2013 A           106,674
-----------------------------------------------------------------------------------------------------------------------------------
     10,000,000   CA County Tobacco Securitization Agency                    5.830 2    06/01/2033   06/01/2011 A         2,214,400
-----------------------------------------------------------------------------------------------------------------------------------
      1,810,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     0.000 5    06/01/2021   03/15/2014 B         1,558,537
-----------------------------------------------------------------------------------------------------------------------------------
      1,240,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     0.000 5    06/01/2028   12/01/2018 A         1,064,924


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     5,000,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     0.000% 5   06/01/2036   12/01/2018 A   $     4,299,700
-----------------------------------------------------------------------------------------------------------------------------------
      4,885,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     5.000      06/01/2026   06/01/2015 A         4,952,804
-----------------------------------------------------------------------------------------------------------------------------------
        290,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     5.500      06/01/2033   06/01/2011 B           302,270
-----------------------------------------------------------------------------------------------------------------------------------
      1,670,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     5.750      06/01/2029   11/23/2011 B         1,760,197
-----------------------------------------------------------------------------------------------------------------------------------
        470,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     5.750      06/01/2030   06/01/2011 B           495,385
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     5.875      06/01/2027   06/01/2012 A            26,497
-----------------------------------------------------------------------------------------------------------------------------------
        290,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     5.875      06/01/2035   06/01/2012 A           307,081
-----------------------------------------------------------------------------------------------------------------------------------
        280,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     5.875      06/01/2043   06/01/2012 A           296,492
-----------------------------------------------------------------------------------------------------------------------------------
        765,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     6.000      06/01/2029   12/01/2010 B           817,135
-----------------------------------------------------------------------------------------------------------------------------------
        665,000   CA County Tobacco Securitization Agency
                  (TASC) 1                                                   6.000      06/01/2035   06/01/2012 A           708,764
-----------------------------------------------------------------------------------------------------------------------------------
        435,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     6.000      06/01/2042   06/01/2012 A           463,693
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     6.000      06/01/2043   06/01/2012 A            31,979
-----------------------------------------------------------------------------------------------------------------------------------
     10,700,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     6.068 2    06/01/2046   06/01/2016 A         1,022,813
-----------------------------------------------------------------------------------------------------------------------------------
     51,520,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     6.192 2    06/01/2050   06/01/2016 A         3,774,355
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA County Tobacco Securitization Agency
                  (TASC)                                                     6.250      06/01/2037   06/01/2012 A            53,884
-----------------------------------------------------------------------------------------------------------------------------------
      3,520,000   CA Dept. of Transportation COP                             5.250      03/01/2016   03/01/2007 A         3,594,378
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   CA Dept. of Veterans Affairs Home Purchase                 5.200      12/01/2027   06/01/2007 A            85,481
-----------------------------------------------------------------------------------------------------------------------------------
      3,775,000   CA Dept. of Veterans Affairs Home Purchase                 5.450      12/01/2019   10/06/2009 C         3,857,975
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA Dept. of Veterans Affairs Home Purchase                 5.500      12/01/2018   12/01/2008 A            10,311
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA Dept. of Veterans Affairs Home Purchase                 5.500      12/01/2019   01/09/2012 A            20,967
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   CA Dept. of Water Resources (Center Valley) 1              5.000      12/01/2019   12/01/2007 A            30,581
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA Dept. of Water Resources (Center Valley) 1              5.000      12/01/2022   12/01/2007 A            15,271
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA Dept. of Water Resources (Center Valley) 1              5.000      12/01/2029   12/01/2008 A            25,337
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA Dept. of Water Resources (Center Valley)                5.125      12/01/2011   06/01/2007 A            15,242
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA Dept. of Water Resources (Center Valley)                5.125      12/01/2012   06/01/2007 A            15,242
-----------------------------------------------------------------------------------------------------------------------------------
        420,000   CA Dept. of Water Resources (Center Valley) 1              5.250      07/01/2022   07/01/2007 A           432,100
-----------------------------------------------------------------------------------------------------------------------------------
        295,000   CA Dept. of Water Resources (Center Valley)                5.375      12/01/2027   12/01/2007 A           299,741
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA Dept. of Water Resources (Center Valley) 1              5.400      07/01/2012   07/01/2007 A            20,026


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        25,000   CA Educational Facilities Authority
                  (California College of Arts and Crafts) 1                  5.875%     06/01/2030   06/01/2011 A   $        26,323
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   CA Educational Facilities Authority
                  (College & University Financing) 1                         5.125      04/01/2017   04/01/2009 A            66,416
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA Educational Facilities Authority
                  (College & University Financing)                           6.125      06/01/2009   06/01/2007 A            10,021
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA Educational Facilities Authority
                  (College & University Financing)                           6.250      06/01/2018   06/01/2007 A             5,006
-----------------------------------------------------------------------------------------------------------------------------------
        340,000   CA Educational Facilities Authority
                  (College of Osteopathic Medicine) 1                        5.750      06/01/2018   06/01/2007 A           342,261
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Educational Facilities Authority
                  (Dominican University of CA/Harvey
                  Mudd College Obligated Group) 1                            5.500      03/01/2011   03/01/2007 A           102,134
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA Educational Facilities Authority
                  (Heald Colleges)                                           5.450      02/15/2022   02/15/2008 A            15,041
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA Educational Facilities Authority
                  (Los Angeles College of Chiropractic)                      5.600      11/01/2017   11/01/2009 A            15,148
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   CA Educational Facilities Authority
                  (Stanford University) 1                                    5.125      01/01/2031   01/01/2008 A            30,530
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA Educational Facilities Authority
                  (Stanford University) 1                                    5.200      12/01/2027   12/01/2007 A            25,489
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA Educational Facilities Authority
                  (Student Loan Program)                                     6.000      03/01/2016   03/01/2007 A            15,320
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   CA Educational Facilities Authority
                  (University of Southern California) 1                      5.000      10/01/2028   10/01/2008 A            35,757
-----------------------------------------------------------------------------------------------------------------------------------
        335,000   CA Financing Authority
                  (Wastewater Improvement)                                   6.100      11/01/2033   11/01/2013 A           363,013
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      4.750      09/01/2018   03/01/2007 A             5,003
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   CA GO                                                      4.800      08/01/2014   02/01/2007 A            60,041
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.000      08/01/2018   08/01/2009 A            10,307
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   CA GO                                                      5.000      06/01/2019   06/01/2011 A            46,719
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA GO                                                      5.000      06/01/2019   06/02/2007 A            25,017
-----------------------------------------------------------------------------------------------------------------------------------
        180,000   CA GO                                                      5.000      02/01/2021   02/01/2008 A           183,913
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.000      02/01/2021   02/01/2009 A            15,254
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   CA GO                                                      5.000      11/01/2022   05/01/2007 A            60,150
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA GO                                                      5.000      02/01/2023   02/01/2008 A            50,962
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.000      10/01/2023   10/01/2007 A             5,097
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   CA GO                                                      5.000      10/01/2023   10/01/2008 A            56,068
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   CA GO                                                      5.000      10/01/2023   10/01/2008 A            81,157
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.000      02/01/2025   02/01/2008 A            10,192
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.100      10/01/2008   04/01/2007 A            10,073
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   CA GO                                                      5.100      03/01/2010   03/01/2007 A            60,064
-----------------------------------------------------------------------------------------------------------------------------------
        130,000   CA GO                                                      5.125      10/01/2017   04/01/2007 A           130,302


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       135,000   CA GO                                                      5.125%     10/01/2017   04/01/2007 A   $       135,313
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.125      06/01/2022   06/01/2011 A             5,292
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.125      10/01/2027   10/01/2007 A             5,101
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA GO                                                      5.125      10/01/2027   10/01/2007 A            20,405
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.125      10/01/2027   10/01/2007 A             5,073
-----------------------------------------------------------------------------------------------------------------------------------
        145,000   CA GO                                                      5.150      10/01/2019   04/01/2007 A           145,310
-----------------------------------------------------------------------------------------------------------------------------------
        450,000   CA GO                                                      5.150      10/01/2019   04/01/2007 A           450,738
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.200      06/01/2010   06/01/2007 A            15,143
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA GO                                                      5.250      06/01/2016   06/01/2007 A            25,243
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA GO                                                      5.250      04/01/2018   04/01/2007 A            25,023
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.250      04/01/2019   04/01/2007 A            10,009
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.250      04/01/2021   04/01/2007 A            10,009
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   CA GO                                                      5.250      06/01/2021   06/01/2007 A           111,080
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.250      02/01/2029   02/01/2013 A            10,571
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.250      02/01/2030   02/01/2012 A            10,471
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.300      09/01/2011   03/01/2007 A            15,168
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.375      06/01/2026   06/01/2007 A            15,144
-----------------------------------------------------------------------------------------------------------------------------------
      2,780,000   CA GO                                                      5.400      12/01/2014   12/01/2008 A         2,871,740
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.500      03/01/2008   03/01/2007 A             5,007
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA GO                                                      5.500      03/01/2009   03/01/2007 A            50,069
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.500      03/01/2010   03/01/2007 A            15,022
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA GO                                                      5.500      06/01/2010   06/02/2007 A           100,904
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.500      06/01/2013   06/02/2007 A            15,021
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.500      04/01/2015   04/01/2007 A            10,028
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.500      04/01/2019   04/01/2007 A            10,028
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   CA GO                                                      5.500      03/01/2020   03/01/2007 A            35,049
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   CA GO                                                      5.500      03/01/2020   03/01/2007 A            35,049
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA GO                                                      5.500      10/01/2022   04/01/2007 A            20,043
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.600      09/01/2021   03/01/2007 A             5,056
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.625      10/01/2021   04/01/2007 A             5,065
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA GO                                                      5.625      10/01/2023   04/01/2007 A            25,322
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.625      09/01/2024   03/01/2007 A            10,111
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA GO                                                      5.625      10/01/2026   04/01/2007 A            20,254
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   CA GO                                                      5.750      03/01/2010   03/01/2007 A            75,118
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.750      03/01/2015   03/01/2007 A            15,025
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA GO                                                      5.750      11/01/2017   05/01/2007 A           100,505
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   CA GO                                                      5.750      11/01/2017   05/01/2007 A            35,177
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA GO                                                      5.800      06/01/2013   06/01/2007 A            25,040
-----------------------------------------------------------------------------------------------------------------------------------
        155,000   CA GO                                                      5.900      04/01/2023   04/01/2007 A           156,102
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA GO                                                      5.900      04/01/2023   04/01/2007 A            20,059
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   CA GO                                                      5.900      03/01/2025   03/01/2007 A            75,122


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        20,000   CA GO                                                      6.000%     08/01/2010   02/01/2007 A   $        20,229
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      6.000      05/01/2011   05/01/2007 A            10,053
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      6.000      10/01/2014   04/01/2007 A            10,037
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA GO                                                      6.000      08/01/2015   02/10/2007 A            20,230
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA GO                                                      6.000      05/01/2018   05/01/2007 A            20,098
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      6.000      08/01/2019   08/01/2007 A             5,056
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      6.000      10/01/2021   04/01/2007 A            15,056
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   CA GO                                                      6.000      08/01/2024   02/01/2007 A            40,444
-----------------------------------------------------------------------------------------------------------------------------------
        605,000   CA GO                                                      6.250      10/01/2019   04/01/2007 A           607,481
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      6.800      11/01/2008   05/01/2007 A            10,072
-----------------------------------------------------------------------------------------------------------------------------------
        295,000   CA GO (Safe Drinking Water)                                8.250      09/01/2010   03/01/2007 A           296,097
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   CA Golden State Tobacco Securitization Corp.               5.000      06/01/2017   06/01/2007 A            45,185
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA Golden State Tobacco Securitization Corp.               5.000      06/01/2020   06/01/2010 A            25,902
-----------------------------------------------------------------------------------------------------------------------------------
      4,380,000   CA Golden State Tobacco Securitization Corp.               6.250      06/01/2033   09/11/2012 B         4,887,642
-----------------------------------------------------------------------------------------------------------------------------------
      3,245,000   CA Golden State Tobacco Securitization Corp.               6.625      06/01/2040   06/01/2013 A         3,684,373
-----------------------------------------------------------------------------------------------------------------------------------
      3,115,000   CA Golden State Tobacco Securitization Corp.               6.750      06/01/2039   06/01/2013 A         3,561,784
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA Golden State Tobacco Securitization
                  Corp. (TASC)                                               5.000      06/01/2015   06/01/2007 A            25,025
-----------------------------------------------------------------------------------------------------------------------------------
      1,865,000   CA Golden State Tobacco Securitization
                  Corp. (TASC)                                               7.800      06/01/2042   06/01/2013 A         2,267,336
-----------------------------------------------------------------------------------------------------------------------------------
      1,715,000   CA Golden State Tobacco Securitization
                  Corp. (TASC) 1                                             7.875      06/01/2042   06/01/2013 A         2,092,129
-----------------------------------------------------------------------------------------------------------------------------------
      2,900,000   CA Golden State Tobacco Securitization
                  Corp. (TASC)                                               7.875      06/01/2042   06/01/2013 A         3,537,710
-----------------------------------------------------------------------------------------------------------------------------------
      2,680,000   CA Golden State Tobacco Securitization
                  Corp. (TASC)                                               7.900      06/01/2042   06/01/2013 A         3,273,057
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA Health Facilities Financing Authority
                  (Catholic Healthcare West) 1                               5.000      07/01/2021   07/01/2007 A            50,037
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA Health Facilities Financing Authority
                  (Catholic Healthcare West) 1                               5.125      07/01/2024   07/01/2007 A            15,359
-----------------------------------------------------------------------------------------------------------------------------------
        160,000   CA Health Facilities Financing Authority
                  (Catholic Healthcare West) 1                               5.250      07/01/2023   07/01/2007 A           162,744
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   CA Health Facilities Financing Authority
                  (Catholic Healthcare West)                                 5.250      07/01/2023   07/01/2007 A            30,515
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   CA Health Facilities Financing Authority
                  (Catholic Healthcare West) 1                               6.000      07/01/2013   07/01/2007 A           150,258
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   CA Health Facilities Financing Authority
                  (Catholic Healthcare West) 1                               6.000      07/01/2025   07/01/2007 A            82,201
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   CA Health Facilities Financing Authority
                  (Cedars-Sinai Medical Center) 1                            5.125      08/01/2027   08/01/2007 A            82,006
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   CA Health Facilities Financing Authority
                  (Cedars-Sinai Medical Center) 1                            5.250      08/01/2027   08/01/2007 A            30,777
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   CA Health Facilities Financing Authority
                  (Community Program)                                        7.200      01/01/2012   02/01/2007 A            35,083


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        25,000   CA Health Facilities Financing Authority
                  (Fellowship Homes)                                         6.000%     09/01/2019   09/01/2007 A   $        25,532
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   CA Health Facilities Financing Authority
                  (Marshall Hospital) 1                                      5.000      11/01/2018   05/01/2007 A           115,056
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Health Facilities Financing Authority
                  (Marshall Hospital) 1                                      5.125      11/01/2012   11/01/2007 A           100,080
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA Health Facilities Financing Authority
                  (Mercy Senior Hsg.) 1                                      5.800      12/01/2018   06/01/2007 A            20,024
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   CA Health Facilities Financing Authority
                  (Providence Health System-Southern CA) 1                   5.500      10/01/2013   10/01/2007 A            30,638
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   CA Health Facilities Financing Authority
                  (Small Facilities Loan), Series B                          7.400      04/01/2014   04/01/2007 A            45,212
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA Health Facilities Financing Authority
                  (Sunny View Lutheran Home) 1                               5.100      01/01/2024   01/01/2010 A            50,934
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA Health Facilities Financing Authority
                  (Sutter Health) 1                                          5.000      08/15/2017   08/15/2007 A             5,131
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA Health Facilities Financing Authority
                  (Sutter Health) 1                                          5.250      08/15/2027   08/15/2007 A            10,263
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA HFA                                                     5.650      02/01/2008   02/01/2007 A            10,126
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   CA HFA                                                     7.531 2    02/01/2015   02/11/2011 C            15,801
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   CA HFA                                                     8.037 2    08/01/2015   08/01/2015              18,838
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   CA HFA (Multifamily Hsg.)                                  5.375      08/01/2028   02/01/2009 A            40,959
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA HFA (Multifamily Hsg.)                                  5.375      02/01/2036   02/01/2011 A            20,341
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA HFA (Multifamily Hsg.)                                  5.400      08/01/2018   08/01/2008 A            15,433
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA HFA (Multifamily Hsg.)                                  5.400      08/01/2018   08/01/2008 A            10,288
-----------------------------------------------------------------------------------------------------------------------------------
        405,000   CA HFA (Multifamily Hsg.)                                  5.450      08/01/2028   08/01/2010 A           415,652
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   CA HFA (Multifamily Hsg.) 1                                5.850      02/01/2010   02/01/2007 A            86,596
-----------------------------------------------------------------------------------------------------------------------------------
        350,000   CA HFA (Multifamily Hsg.) 1                                5.950      08/01/2028   02/01/2009 A           357,259
-----------------------------------------------------------------------------------------------------------------------------------
        130,000   CA HFA (Multifamily Hsg.) 1                                6.050      08/01/2016   02/01/2007 A           132,904
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA HFA (Multifamily Hsg.)                                  6.050      08/01/2027   02/01/2007 A            25,565
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA HFA (Multifamily Hsg.)                                  6.050      08/01/2038   02/01/2009 A             5,102
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA HFA (Multifamily Hsg.)                                  6.150      08/01/2022   02/01/2007 A            25,527
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA HFA (Single Family Mtg.)                                5.400      08/01/2028   02/01/2010 A            20,125
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA HFA (Single Family Mtg.), Series A                      5.300      08/01/2018   02/01/2010 A            10,058
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA HFA (Single Family Mtg.), Series B                      6.200      08/01/2014   10/01/2007 A             5,048
-----------------------------------------------------------------------------------------------------------------------------------
      1,835,000   CA HFA, Series A 1                                         4.800      08/01/2012   01/24/2009 C         1,839,110
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA HFA, Series B                                           7.000      08/01/2014   02/01/2007 A             5,009
-----------------------------------------------------------------------------------------------------------------------------------
        465,000   CA HFA, Series B                                           7.125      08/01/2024   02/01/2007 A           470,906
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000   CA Infrastructure & Economic Devel.
                  (American Center for Wine & Food Arts)                     5.700      12/01/2019   12/01/2009 A         2,626,875
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   CA Infrastructure & Economic Devel.
                  (Stockton Port District) 1                                 5.375      07/01/2022   07/01/2010 A            15,744
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA Infrastructure & Economic Devel.
                  (Stockton Port District) 1                                 5.500      07/01/2032   07/01/2011 A            52,669


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        45,000   CA Loan Purchasing Finance Authority                       5.600%     10/01/2014   04/01/2007 A   $        45,070
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA Maritime Infrastructure Authority
                  (Santa Cruz Port District) 1                               5.750      05/01/2024   05/01/2014 A            10,417
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   CA Mobilehome Park Financing Authority
                  (Palomar Estate East & West)                               5.250      03/15/2034   03/15/2015 A            94,827
-----------------------------------------------------------------------------------------------------------------------------------
        750,000   CA Pollution Control Financing Authority
                  (Browning-Ferris Industries)                               6.750      09/01/2019   03/01/2007 A           750,570
-----------------------------------------------------------------------------------------------------------------------------------
      1,440,000   CA Pollution Control Financing Authority
                  (General Motors Corp.)                                     5.500      04/01/2008   04/01/2008           1,439,467
-----------------------------------------------------------------------------------------------------------------------------------
     11,260,000   CA Pollution Control Financing Authority
                  (Pacific Gas & Electric) 7                                 5.350      12/01/2016   04/01/2011 A        12,012,675
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   CA Pollution Control Financing Authority
                  (Sacramento Biosolids Facility)                            5.300      12/01/2017   12/01/2012 A            31,630
-----------------------------------------------------------------------------------------------------------------------------------
        220,000   CA Pollution Control Financing Authority
                  (Sacramento Biosolids Facility)                            5.500      12/01/2024   12/01/2012 A           232,923
-----------------------------------------------------------------------------------------------------------------------------------
        490,000   CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company) 1                       5.850      06/01/2021   06/01/2007 A           490,745
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company)                         5.850      06/01/2021   06/01/2007 A           111,073
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA Pollution Control Financing Authority
                  (Southern California Edison Company) 1                     5.550      09/01/2031   06/01/2007 A            20,935
-----------------------------------------------------------------------------------------------------------------------------------
        235,000   CA Pollution Control Financing Authority
                  (Southern California Water Company) 1                      5.500      12/01/2026   06/01/2007 A           235,275
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   CA Public Works                                            5.250      12/01/2013   06/01/2007 A           150,179
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   CA Public Works (CA Community College)                     5.375      03/01/2011   03/01/2007 A           116,949
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA Public Works (CA Community College)                     5.875      10/01/2008   04/01/2007 A            50,089
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   CA Public Works (CA Science Center) 1                      5.250      10/01/2017   10/01/2007 A            46,301
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA Public Works (California State
                  University-Long Beach Foundation)                          5.800      09/01/2007   03/01/2007 A            10,015
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA Public Works (Dept. of Corrections)                     5.000      09/01/2021   09/01/2008 A            25,709
-----------------------------------------------------------------------------------------------------------------------------------
        140,000   CA Public Works
                  (Dept. of Food & Agriculture)                              5.400      06/01/2013   06/01/2007 A           140,155
-----------------------------------------------------------------------------------------------------------------------------------
        315,000   CA Public Works (State Universities)                       5.000      06/01/2023   06/01/2007 A           315,132
-----------------------------------------------------------------------------------------------------------------------------------
        185,000   CA Public Works (State Universities)                       5.250      12/01/2013   06/01/2007 A           185,191
-----------------------------------------------------------------------------------------------------------------------------------
        420,000   CA Public Works (State Universities)                       5.500      12/01/2018   06/01/2007 A           420,365
-----------------------------------------------------------------------------------------------------------------------------------
        230,000   CA Public Works (State Universities)                       5.500      06/01/2021   06/01/2007 A           230,329
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   CA Public Works (State Universities)                       5.500      06/01/2021   06/01/2007 A           110,084
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   CA Public Works (State Universities)                       5.500      06/01/2021   06/01/2007 A            40,057
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA Public Works
                  (Various California Universities) 1                        5.375      12/01/2019   12/01/2007 A            25,821
-----------------------------------------------------------------------------------------------------------------------------------
        120,000   CA Public Works
                  (Various California Universities)                          5.500      06/01/2019   06/01/2007 A           120,551
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA Public Works
                  (Various Community Colleges) 1                             5.375      03/01/2014   03/01/2007 A            25,448


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        30,000   CA Public Works
                  (Various Community Colleges)                               5.625%     03/01/2016   03/01/2007 A   $        30,623
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   CA Public Works
                  (Various Community Colleges)                               5.625      03/01/2019   03/01/2007 A            81,605
-----------------------------------------------------------------------------------------------------------------------------------
        600,000   CA Public Works
                  (Various Community Colleges)                               5.875      10/01/2008   04/01/2007 A           600,918
-----------------------------------------------------------------------------------------------------------------------------------
        235,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.), Series A                             6.350      12/01/2029   04/01/2007 B           238,184
-----------------------------------------------------------------------------------------------------------------------------------
        175,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.), Series A                             7.000      09/01/2029   03/01/2010 B           177,699
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide CDA (Bouquet Canyon)                          5.300      07/01/2018   07/01/2010 A           102,609
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   CA Statewide CDA (CA Odd Fellow Hsg.)                      5.375      10/01/2013   04/01/2007 A            90,086
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   CA Statewide CDA (CA Odd Fellow Hsg.)                      5.500      10/01/2023   04/01/2007 A            85,082
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   CA Statewide CDA
                  (CVHP/CVMC/FH Obligated Group) 1                           5.125      04/01/2023   04/01/2008 A            46,004
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   CA Statewide CDA (East Tabor Apartments)                   6.850      08/20/2036   02/20/2011 A           551,235
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   CA Statewide CDA (East Valley Tourist)                     9.250      10/01/2020   10/01/2015 A         1,096,640
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   CA Statewide CDA (Eastfield Ming Quong) 1                  5.625      06/01/2020   06/01/2007 A            76,604
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   CA Statewide CDA (Escrow Term)                             6.750      09/01/2037   09/01/2014 A            48,788
-----------------------------------------------------------------------------------------------------------------------------------
        270,000   CA Statewide CDA (Fairfield Apartments)                    6.500      01/01/2016   12/22/2011 C           278,918
-----------------------------------------------------------------------------------------------------------------------------------
        580,000   CA Statewide CDA
                  (Family House & Housing Foundation-Torrence I) 1           7.000      04/20/2036   04/20/2011 A           666,113
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   CA Statewide CDA
                  (John Muir/Mt. Diablo Health System) 1                     5.250      08/15/2027   08/15/2007 A            35,914
-----------------------------------------------------------------------------------------------------------------------------------
        400,000   CA Statewide CDA (Kaiser Permanente) 1                     5.300      12/01/2015   06/01/2007 A           412,540
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   CA Statewide CDA (Live Oak School) 1                       6.750      10/01/2030   10/01/2011 A           269,123
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide CDA (Multifamily)                             5.696 2    09/20/2021   09/20/2014 A            44,122
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide CDA (Multifamily)                             5.744 2    09/20/2023   09/20/2014 A            38,952
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide CDA (Quail Ridge Apartments)                  5.375      07/01/2032   07/01/2014 A           102,171
-----------------------------------------------------------------------------------------------------------------------------------
        455,000   CA Statewide CDA (Rio Bravo)                               6.300      12/01/2018   06/01/2007 A           458,349
-----------------------------------------------------------------------------------------------------------------------------------
        335,000   CA Statewide CDA (Sycamore)                                6.000      03/20/2038   03/20/2016 A           365,562
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA Statewide CDA COP
                  (CVHP/CVMC/FH Obligated Group) 1                           5.000      04/01/2018   04/01/2008 A             5,112
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide CDA COP (Internext Group)                     5.375      04/01/2017   04/01/2010 A           102,024
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   CA Statewide CDA Linked PARS & INFLOS 1                    5.600 6    10/01/2011   04/28/2010 C         1,053,340
-----------------------------------------------------------------------------------------------------------------------------------
      1,365,000   CA Statewide Financing Authority
                  Tobacco Settlement (TASC)                                  5.625      05/01/2029   07/30/2010 B         1,429,824
-----------------------------------------------------------------------------------------------------------------------------------
        940,000   CA Statewide Financing Authority
                  Tobacco Settlement (TASC)                                  5.625      05/01/2029   04/04/2011 B           984,641
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   CA Statewide Financing Authority
                  Tobacco Settlement (TASC)                                  6.000      05/01/2037   05/01/2012 A           266,260
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA University (CSU Institute) 1                            4.875      06/01/2008   06/01/2007 A           100,377
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA University (Fullerton Student Union) 1                  5.400      03/01/2016   03/01/2007 A            50,911


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        30,000   CA University (Fullerton Student Union) 1                  5.400%     03/01/2021   03/01/2007 A   $        30,526
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA University (Northridge) 1                               5.000      11/01/2022   11/01/2007 A            25,650
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   CA University (San Diego State University) 1               5.000      11/01/2018   11/01/2007 A             5,142
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   CA Valley Health System COP                                6.875      05/15/2023   05/15/2007 A            45,068
-----------------------------------------------------------------------------------------------------------------------------------
        425,000   CA Valley Health System, Series A                          6.500      05/15/2025   05/15/2007 A           434,346
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Veterans GO                                             4.700      12/01/2012   06/01/2007 A           100,029
-----------------------------------------------------------------------------------------------------------------------------------
        325,000   CA Veterans GO                                             5.125      12/01/2019   06/01/2007 A           325,150
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   CA Veterans GO                                             5.300      12/01/2029   06/01/2007 A           100,066
-----------------------------------------------------------------------------------------------------------------------------------
      1,730,000   CA Veterans GO 1                                           5.400      12/01/2015   12/01/2008 A         1,783,111
-----------------------------------------------------------------------------------------------------------------------------------
      4,445,000   CA Veterans GO, Series BH                                  5.400      12/01/2014   12/01/2008 A         4,581,462
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA Veterans GO, Series BH                                  5.400      12/01/2016   12/01/2009 A            51,539
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   CA Veterans GO, Series BP                                  5.500      12/01/2026   06/01/2007 A           110,091
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   CA Veterans GO, Series BR                                  5.250      12/01/2026   06/01/2007 A            20,013
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   CA Veterans GO, Series BX                                  5.000      12/01/2014   12/01/2007 A            90,072
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   CA Veterans GO, Series BX                                  5.450      12/01/2024   06/01/2007 A            10,053
-----------------------------------------------------------------------------------------------------------------------------------
        140,000   CA Veterans GO, Series BX                                  5.500      12/01/2031   06/01/2007 A           140,729
-----------------------------------------------------------------------------------------------------------------------------------
      2,490,000   CA Veterans GO, Series BZ                                  5.350      12/01/2021   06/01/2008 A         2,515,348
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   CA Water Resource Devel. GO, Series N                      5.500      06/01/2011   06/01/2007 A            75,103
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   CA Water Resource Devel. GO, Series P                      5.800      06/01/2014   06/01/2007 A            25,040
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   CA Water Resource Devel. GO, Series Q                      5.000      03/01/2016   03/01/2007 A            50,049
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Calleguas-Las Virgines Public Financing
                  Authority Municipal Water District 1                       5.000      11/01/2023   07/30/2010 B            51,335
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Camarillo Hsg. (Park Glenn Apartments)                     5.400      03/01/2028   03/01/2008 A            45,355
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Camrosa Water District 1                                   5.500      01/15/2011   07/15/2007 A            60,682
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Capistrano Unified School District
                  (Las Flores)                                               5.000      09/01/2023   09/01/2010 A            77,226
-----------------------------------------------------------------------------------------------------------------------------------
        130,000   Carlsbad Hsg. & Redevel. Commission
                  Tax Allocation                                             5.250      09/01/2019   03/02/2007 A           130,152
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   Carlsbad Improvement Bond Act 1915                         5.550      09/02/2028   03/02/2007 A            80,723
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Carlsbad Improvement Bond Act 1915                         5.950      09/02/2025   09/02/2012 A           115,224
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Carlsbad Improvement Bond Act 1915                         6.000      09/02/2022   03/02/2007 A            35,220
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   Carlsbad Unified School District COP
                  (Aviara Oaks Middle School) 1                              5.300      06/01/2022   06/01/2007 A           127,223
-----------------------------------------------------------------------------------------------------------------------------------
        120,000   Carson Improvement Bond Act 1915                           5.800      09/02/2013   03/02/2007 A           123,803
-----------------------------------------------------------------------------------------------------------------------------------
        105,000   Carson Improvement Bond Act 1915                           7.375      09/02/2022   03/02/2007 A           105,231
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   Carson Redevel. Agency                                     6.000      01/01/2028   01/01/2014 A           265,280
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   Castaic Union School District                              8.500      10/01/2013   04/01/2007 A            70,487
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   Cathedral City Improvement Bond Act 1915                   5.950      09/02/2034   03/02/2007 A            72,147
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Cathedral City Special Tax Community
                  Facilities District No. 1                                  6.700      09/01/2030   09/01/2008 A            26,240
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Central CA Joint Powers Health Financing
                  Authority COP (CALC/CCH/CHCC/FCH/
                  SCH/SMCH Obligated Group)                                  5.500      02/01/2015   02/01/2007 A             5,004


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        25,000   Central CA Unified School District                         5.625%     03/01/2018   03/01/2007 A   $        25,040
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Central Contra Costa Sanitation District 1                 5.000      09/01/2022   09/01/2010 A            51,967
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Central Valley Financing Authority
                  Cogeneration Project (Carson Ice) 1                        5.200      07/01/2020   07/01/2007 A           150,173
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Chico Improvement Bond Act 1915
                  (Mission Ranch)                                            6.625      09/02/2011   03/02/2007 A            36,119
-----------------------------------------------------------------------------------------------------------------------------------
         95,000   Chico Improvement Bond Act 1915
                  (Mission Ranch)                                            6.625      09/02/2012   03/02/2007 A            98,046
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Chico Improvement Bond Act 1915
                  (Mission Ranch)                                            6.625      09/02/2013   03/02/2007 A           103,212
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Chico Public Financing Authority                           5.375      04/01/2016   04/01/2007 A            15,190
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   Chico Public Financing Authority 1                         5.500      04/01/2025   04/01/2007 A           116,438
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Chino Community Facilities
                  District No. 99-1 Special Tax                              6.350      09/01/2029   03/01/2007 A            20,438
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   Chino Community Facilities
                  District Special Tax                                       5.750      09/01/2034   09/01/2014 A            57,911
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Chino Hills Improvement Bond Act 1915                      7.500      09/02/2016   03/02/2007 A            30,966
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Chino Hills Improvement Bond Act 1915                      7.600      09/02/2021   03/02/2007 A             5,160
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Chowchilla Improvement Bond Act 1915                       6.700      09/02/2027   09/02/2014 A            27,622
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   Chula Vista Community Facilities District
                  (Eastlake Woods)                                           5.700      09/01/2016   09/01/2013 A            58,504
-----------------------------------------------------------------------------------------------------------------------------------
     12,500,000   Chula Vista Industrial Devel.
                  (San Diego Gas & Electric) 7                               5.000      12/01/2027   12/01/2017 A        13,261,875
-----------------------------------------------------------------------------------------------------------------------------------
        220,000   Chula Vista Redevel. Agency                                5.375      09/01/2029   03/01/2007 A           225,729
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Chula Vista Special Tax                                    7.625      09/01/2029   09/01/2009 A            66,800
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Clayton Financing Authority Special Tax                    5.900      09/02/2022   09/02/2010 A            51,765
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Clayton Redevel. Agency                                    5.500      08/01/2024   02/01/2007 A            25,199
-----------------------------------------------------------------------------------------------------------------------------------
        890,000   Coalinga Regional Medical Center COP                       5.000      09/01/2014   03/10/2011 C           882,328
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Colton Community Facilities
                  District Special Tax                                       5.800      09/01/2018   03/01/2007 A            25,017
-----------------------------------------------------------------------------------------------------------------------------------
        175,000   Colton Joint Unified School District                       5.700      09/01/2034   09/01/2013 A           178,584
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Colton Public Financing Authority                          5.300      08/01/2027   08/01/2008 A            51,866
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Colton Redevel. Agency (West Valley)                       6.375      09/01/2035   03/01/2007 A            20,023
-----------------------------------------------------------------------------------------------------------------------------------
        815,000   Commerce Community Devel. Corp.
                  Tax Allocation                                             5.750      08/01/2010   08/01/2007 A           835,783
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   Commerce Community Devel. Corp.
                  Tax Allocation                                             6.000      08/01/2021   08/01/2007 A            71,937
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Concord Joint Powers Financing Authority
                  (Concord Police Facilities)                                5.250      08/01/2019   02/01/2007 A            40,029
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Contra Costa Community College
                  District COP (Diablo Valley College)                       6.000      06/01/2021   06/01/2007 A            30,640
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Contra Costa County COP                                    5.250      02/01/2017   02/01/2007 A            15,318
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Contra Costa County COP
                  (Merrithew Memorial Hospital) 1                            5.375      11/01/2017   11/01/2007 A            10,311


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       400,000   Contra Costa County Public Financing
                  Authority (Bay Pointe Redevel.)                            6.900%     08/01/2025   02/01/2007 A   $       404,796
-----------------------------------------------------------------------------------------------------------------------------------
      3,075,000   Contra Costa County Special Tax
                  Community Facilities District                              5.580      08/01/2016   06/28/2010 B         3,155,903
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Contra Costa Water District 1                              5.000      10/01/2022   10/01/2007 A            15,103
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Crescent City Public Financing Authority                   7.750      09/15/2012   03/15/2007 A            30,085
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Cypress Improvement Bond Act 1915
                  (Business & Professional Center)                           5.700      09/02/2022   03/02/2007 A            20,012
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Davis Joint Unified School District Special
                  Tax Community Facilities District No. 2                    5.300      08/15/2024   08/15/2007 A            20,363
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Davis Public Facilities Financing Authority
                  (Mace Ranch Area)                                          6.300      09/01/2023   09/01/2009 A            15,458
-----------------------------------------------------------------------------------------------------------------------------------
        300,000   Del Mar Unified School District                            5.875      09/01/2038   03/01/2007 A           306,183
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Dixon Public Financing Authority                           5.700      09/02/2020   03/02/2008 A            30,168
-----------------------------------------------------------------------------------------------------------------------------------
        245,000   Duarte COP (Hope National Medical Center) 1                5.250      04/01/2024   04/01/2009 A           252,012
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   Duarte Hsg. (Heritage Park Apartments)                     5.850      05/01/2030   11/01/2007 A            92,476
-----------------------------------------------------------------------------------------------------------------------------------
        490,000   East Bay Municipal Utility District
                  (Wastewater Treatment System) 1                            5.000      06/01/2016   06/01/2007 A           498,506
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   East Bay Municipal Utility District
                  (Wastewater Treatment System) 1                            5.250      06/01/2017   06/01/2008 A            10,292
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   East Bay Municipal Utility District
                  (Water System) 1                                           5.000      06/01/2013   06/01/2007 A            45,729
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   East Bay Municipal Utility District
                  (Water System) 1                                           5.000      06/01/2014   06/01/2007 A            15,260
-----------------------------------------------------------------------------------------------------------------------------------
        140,000   East Bay Municipal Utility District
                  (Water System) 1                                           5.000      06/01/2026   06/01/2007 A           141,611
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   East Side Union High School District                       5.000      09/01/2018   03/01/2007 A           100,097
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   East Side Union High School District                       5.250      09/01/2025   09/01/2007 A            25,458
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   Eastern CA Municipal Water District
                  (Crown Valley Village)                                     5.500      09/01/2028   03/01/2007 A            91,828
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Eastern CA Municipal Water District
                  (Crown Valley Village)                                     5.625      09/01/2034   03/01/2007 A            15,306
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Eastern CA Municipal Water District
                  (Promontory Park)                                          5.500      09/01/2024   09/01/2014 A            50,538
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   El Centro Redevel. Agency                                  5.500      11/01/2026   11/01/2008 A            51,057
-----------------------------------------------------------------------------------------------------------------------------------
        145,000   El Dorado County Special Tax                               6.250      09/01/2029   09/01/2009 A           150,951
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   El Monte Public Financing Authority
                  (El Monte Community Redevel.)                              5.750      06/01/2028   06/01/2010 A            25,610
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   El Monte Public Financing Authority
                  (El Monte Community Redevel.)                              5.750      06/01/2028   06/01/2010 A            51,219
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Elk Grove Special Tax
                  (East Franklin Community)                                  5.850      08/01/2036   08/01/2009 A            10,293
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Emeryville Public Financing Authority                      6.100      09/01/2012   03/01/2007 A            25,043
-----------------------------------------------------------------------------------------------------------------------------------
        145,000   Emeryville Public Financing Authority                      6.200      09/01/2025   03/01/2007 A           145,268


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        20,000   Encinitas Improvement Bond Act 1915 3                      6.900%     09/02/2017   03/02/2007 A   $        20,942
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Escondido Joint Powers Financing Authority
                  (California Center for the Arts) 1                         6.000      09/01/2018   09/01/2007 A         1,005,180
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Escondido Joint Powers Financing Authority
                  (Center for the Arts)                                      6.312 2    09/01/2018   03/01/2007 A            52,168
-----------------------------------------------------------------------------------------------------------------------------------
        105,000   Etiwanda School District                                   5.900      09/01/2031   09/01/2011 A           109,368
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Etiwanda School District                                   6.250      09/01/2022   03/01/2007 A            20,428
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   Etiwanda School District Special Tax
                  Community Facilities District No. 2001-1                   6.300      09/01/2023   03/01/2007 A            86,776
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Etiwanda School District Special Tax
                  Community Facilities District No. 2001-1                   6.400      09/01/2032   03/01/2007 A            51,051
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Fairfield Improvement Bond Act 1915
                  (Green Valley Road/Mangels Blvd.)                          7.200      09/02/2009   03/02/2007 A            25,801
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Florin Resource Conservation District COP 3                6.000      02/01/2029   02/01/2015 A            15,692
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Folsom Public Financing Authority                          5.000      11/01/2028   11/01/2007 A            20,300
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Folsom Public Financing Authority                          5.400      09/02/2020   03/02/2008 A            25,136
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Folsom Public Financing Authority                          5.625      09/02/2020   03/02/2011 A            25,695
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Folsom Public Financing Authority                          6.875      09/02/2019   03/02/2007 A            10,122
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Folsom Special Tax Community
                  Facilities District No. 14                                 6.125      09/01/2022   09/01/2011 A            53,074
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Folsom Special Tax Community
                  Facilities District No. 7                                  6.000      09/01/2024   09/01/2011 A            21,153
-----------------------------------------------------------------------------------------------------------------------------------
        265,000   Fontana Special Tax (Citrus)                               5.000      09/01/2020   09/01/2016 A           269,532
-----------------------------------------------------------------------------------------------------------------------------------
        140,000   Fontana Special Tax (Sierra Hills)                         6.000      09/01/2034   09/01/2014 A           149,148
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Fowler Public Financing Authority                          6.750      09/15/2023   09/15/2009 A            26,583
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Fresno Unified School District                             5.375      08/01/2021   02/01/2007 A            10,079
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Fresno Unified School District                             5.400      08/01/2017   08/01/2007 A            30,260
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Fresno Water System, Series A 1                            5.000      06/01/2024   06/01/2008 A           102,281
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Fullerton Community Facilities
                  District No. 1 Special Tax (Amerige Heights)               6.200      09/01/2032   09/01/2012 A            26,619
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   Fullerton School District Special Tax                      6.300      09/01/2023   09/01/2013 A            86,165
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Galt Improvement Bond Act 1915                             5.900      09/02/2022   03/02/2007 A            25,766
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Garden Grove COP
                  (Bahia Village/Emerald Isle) 1                             5.700      08/01/2023   02/01/2007 A            50,080
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Glendora Public Finance Authority                          7.625      09/01/2010   03/02/2007 A             5,012
-----------------------------------------------------------------------------------------------------------------------------------
        880,000   Hawthorne Community Redevel.
                  Agency Special Tax                                         6.750      10/01/2025   10/01/2012 A           908,046
-----------------------------------------------------------------------------------------------------------------------------------
        160,000   Hawthorne Parking Authority                                8.000      09/01/2015   03/01/2007 A           163,722
-----------------------------------------------------------------------------------------------------------------------------------
        135,000   Hawthorne Parking Authority                                8.125      09/01/2019   03/01/2007 A           135,504
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Hayward Improvement Bond Act 1915                          7.100      09/02/2018   03/02/2007 A            45,087
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Hayward Public Finance Authority
                  (Hayward Water System) 1                                   5.000      06/01/2011   06/01/2007 A            50,051


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        50,000   Hayward Public Finance Authority
                  (Hayward Water System) 1                                   5.100%     06/01/2013   06/01/2007 A   $        50,055
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Haywood COP (Civic Center)                                 5.250      08/01/2026   02/01/2007 A             5,055
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Healdsburg Community Redevel. Agency
                  (Sotoyome Community Devel.)                                5.250      12/01/2025   06/01/2007 A            40,420
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Hesperia Public Financing Authority,
                  Tranche A                                                  6.250      09/01/2035   03/01/2007 A         2,001,880
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Hollister Improvement Bond Act 1915                        7.125      09/02/2022   03/02/2007 A            10,317
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Hollister Joint Powers Financing
                  Authority Wastewater                                       5.900      12/01/2023   06/01/2007 A            25,163
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Hollister Joint Powers Financing
                  Authority Wastewater                                       5.900      12/01/2023   06/01/2007 A            40,134
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Horicon Elementary School District                         6.100      08/01/2021   08/01/2007 A             5,113
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Huntington Beach Community
                  Facilities District                                        5.400      10/01/2020   10/01/2011 A            15,665
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Huntington Beach Public Financing
                  Authority                                                  5.500      12/15/2027   06/15/2007 A            10,212
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Huntington Beach Public Financing
                  Authority                                                  5.500      12/15/2022   06/15/2007 A            25,535
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Huntington Park Public Financing
                  Authority, Series A 3                                      6.200      10/01/2025   10/01/2007 A            10,281
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Imperial County Special Tax                                6.500      09/01/2031   09/01/2009 A            26,247
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   Indio Hsg. (Olive Court Apartments)                        6.375      12/01/2026   12/01/2009 A            87,337
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Indio Improvement Bond Act 1915
                  Assessment District No. 2002-3                             6.350      09/02/2027   09/02/2012 A            21,761
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   Indio Public Financing Authority 1                         5.350      08/15/2027   02/15/2007 A           117,386
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Industry Urban Devel. Agency                               5.000      05/01/2024   05/01/2007 A            25,584
-----------------------------------------------------------------------------------------------------------------------------------
        235,000   Intercommunity Hospital Financing
                  Authority COP                                              5.250      11/01/2019   11/01/2010 A           243,009
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Irvine GO                                                  5.550      09/02/2026   09/02/2013 A           154,545
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Irvine Improvement Bond Act 1915                           5.600      09/02/2022   09/02/2014 A            20,610
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Irvine Improvement Bond Act 1915                           5.625      09/02/2024   09/02/2013 A            15,456
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Jefferson Unified High School District                     5.125      08/01/2029   08/01/2007 A            25,627
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   Jurupa Community Facilities District
                  Special Tax                                                5.875      09/01/2033   03/01/2007 A            81,650
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Kern Community College District COP                        5.000      01/01/2025   01/01/2008 A            30,553
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   Kern County (Fire Dept.) COP                               5.250      05/01/2013   05/01/2007 A            70,949
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Kern County (Fire Dept.) COP                               5.250      05/01/2015   05/01/2007 A            50,684
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Kingsburg Public Financing Authority                       7.800      09/15/2010   03/15/2007 A             5,014
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   La Habra Redevel. Agency Community
                  Facilities District                                        5.300      09/01/2007   03/02/2007 A            30,016
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   La Habra Redevel. Agency Community
                  Facilities District                                        6.000      09/01/2014   03/02/2007 A            30,032


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        45,000   La Mesa Improvement Bond Act 1915                          5.750%     09/02/2023   09/02/2011 A   $        46,487
-----------------------------------------------------------------------------------------------------------------------------------
        315,000   La Quinta Redevel. Agency Tax Allocation 1                 5.200      09/01/2028   09/01/2007 A           323,203
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000   La Verne COP (Bethren Hillcrest Homes)                     5.600      02/15/2033   02/15/2013 A         5,337,900
-----------------------------------------------------------------------------------------------------------------------------------
        510,000   Lake Elsinore Public Financing Authority,
                  Series F                                                   7.100      09/01/2020   09/01/2007 A           528,676
-----------------------------------------------------------------------------------------------------------------------------------
        300,000   Lake Elsinore Redevel. Agency                              6.050      10/01/2024   10/01/2011 A           314,553
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   Lake Elsinore Special Tax                                  5.100      09/01/2022   09/01/2017 A           512,940
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Lake Elsinore Unified School District                      5.870      09/01/2029   03/01/2007 A            76,544
-----------------------------------------------------------------------------------------------------------------------------------
        175,000   Lake Elsinore Unified School District                      5.900      09/01/2034   03/01/2007 A           178,612
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   Lake Elsinore Unified School District                      6.000      09/01/2034   03/01/2007 A            91,866
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Lake Elsinore Unified School District
                  Community Facilities District No. 2000-1                   5.850      09/01/2034   03/01/2007 A            25,514
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Lake Elsinore Unified School District
                  Community Facilities District No. 99-1                     5.875      09/01/2033   03/01/2007 A           102,055
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Lammersville School District Community
                  Facilities District (Mountain House)                       6.300      09/01/2024   09/01/2012 A            54,347
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Lancaster Community Facilities
                  District Special Tax                                       6.000      10/01/2016   10/01/2008 A            36,232
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Lancaster Redevel. Agency
                  (Desert Sands Mobile Home Park)                            6.375      11/01/2027   11/01/2009 A            20,279
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   Lathrop Financing Authority (Water Supply)                 5.700      06/01/2019   06/01/2013 A           121,429
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Lathrop Financing Authority (Water Supply)                 5.750      06/01/2020   06/01/2013 A            15,807
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Lathrop Financing Authority (Water Supply)                 5.900      06/01/2023   06/01/2013 A            52,872
-----------------------------------------------------------------------------------------------------------------------------------
      1,440,000   Lathrop Financing Authority (Water Supply)                 5.900      06/01/2027   06/01/2013 A         1,514,678
-----------------------------------------------------------------------------------------------------------------------------------
      1,075,000   Lathrop Financing Authority (Water Supply)                 6.000      06/01/2035   06/01/2013 A         1,137,737
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Lathrop Improvement Bond Act 1915
                  (Louise Avenue)                                            6.875      09/02/2017   03/02/2007 A            15,475
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Lathrop Improvement Bond Act 1915
                  (Mossdale Village Assessment
                  District No. 03-1)                                         6.000      09/02/2021   03/02/2008 A            10,306
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Lathrop Improvement Bond Act 1915
                  (Mossdale Village)                                         6.125      09/02/2028   03/02/2007 A            61,880
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Lincoln Improvement Bond Act 1915
                  Public Financing Authority (Twelve Bridges)                6.200      09/02/2025   09/02/2009 A           157,730
-----------------------------------------------------------------------------------------------------------------------------------
        225,000   Lincoln Special Tax                                        5.900      09/01/2024   09/01/2015 A           234,124
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Livermore Capital Projects Financing
                  Authority                                                  5.650      09/02/2016   03/02/2007 A            25,514
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Livermore Community Facilities District
                  Special Tax (Tri Valley Tech Park)                         5.750      09/01/2012   09/01/2010 A            15,552
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Livermore Community Facilities District
                  Special Tax (Tri Valley Tech Park)                         6.400      09/01/2026   09/01/2010 A            52,105
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Livermore Community Facilities District
                  Special Tax (Tri Valley Tech Park)                         6.400      09/01/2030   09/01/2008 A            15,636


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        10,000   Loma Linda Collateralized Loan (Redlands)                  7.375%     06/01/2009   06/01/2007 A   $        10,292
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Loma Linda Collateralized Loan (Redlands)                  7.375      06/01/2009   06/01/2007 A            10,137
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Long Beach Airport COP 1                                   5.000      06/01/2016   06/01/2007 A            50,053
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Long Beach Special Tax                                     6.250      10/01/2026   10/01/2012 A            26,657
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Long Beach Special Tax                                     6.375      09/01/2023   09/01/2009 A            36,586
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Long Beach Special Tax (Towne Center)                      5.900      10/01/2010   04/01/2007 A           153,240
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Long Beach Special Tax (Towne Center)                      6.800      10/01/2020   04/01/2007 A            51,206
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Long Beach Unified School District                         5.250      08/01/2029   08/01/2007 A            25,647
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Long Beach Unified School District                         5.300      08/01/2018   08/01/2007 A            20,351
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Long Beach Unified School District                         5.500      08/01/2029   08/01/2007 A            50,888
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Los Angeles Community Facilities District
                  Special Tax (Cascade Business Park)                        6.400      09/01/2022   09/01/2007 A           102,866
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Los Angeles Community Redevel. Agency
                  (Cinerama Dome Public Parking)                             5.700      07/01/2020   07/01/2010 A            26,298
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Los Angeles Community Redevel. Agency
                  (Grand Central Square)                                     5.200      12/01/2018   05/01/2007 A            50,043
-----------------------------------------------------------------------------------------------------------------------------------
        120,000   Los Angeles Community Redevel. Agency
                  (Grand Central Square) 1                                   5.200      12/01/2019   05/01/2007 A           120,103
-----------------------------------------------------------------------------------------------------------------------------------
        575,000   Los Angeles Community Redevel. Agency
                  (Grand Central Square)                                     5.850      12/01/2026   06/01/2007 A           580,923
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Los Angeles County Community Facilities
                  District No. 4 Special Tax                                 7.750      09/01/2017   03/01/2007 A            10,155
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Los Angeles County COP
                  (Antelope Valley Courthouse)                               5.250      11/01/2027   11/01/2010 A            10,566
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   Los Angeles County COP
                  (Insured Health Clinic)                                    5.800      12/01/2023   06/01/2007 A            90,413
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Los Angeles County Metropolitan
                  Transportation Authority                                   5.000      07/01/2023   07/01/2009 A            25,742
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Los Angeles County Metropolitan
                  Transportation Authority                                   5.000      07/01/2023   07/01/2008 A             5,113
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Los Angeles County Public Works
                  Financing Authority, Series B                              5.250      09/01/2014   03/02/2007 A            40,852
-----------------------------------------------------------------------------------------------------------------------------------
        140,000   Los Angeles Dept. of Airports
                  (Los Angeles International Airport) 1                      5.500      05/15/2009   05/15/2007 A           140,594
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Los Angeles Dept. of Airports
                  (Los Angeles International Airport)                        5.500      05/15/2015   05/15/2007 A            10,045
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Los Angeles Dept. of Airports
                  (Los Angeles International Airports)                       5.625      05/15/2013   05/15/2007 A            40,184
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Los Angeles Dept. of Water & Power                         4.750      08/15/2017   02/15/2007 A            15,012
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Los Angeles Dept. of Water & Power                         4.750      10/15/2020   04/15/2007 A            10,007
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Los Angeles Hsg. (Arminta North & South)                   7.700      06/20/2028   06/20/2007 A            20,637
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Los Angeles Hsg. (Multifamily)                             5.750      01/01/2024   07/01/2007 A             5,027
-----------------------------------------------------------------------------------------------------------------------------------
        120,000   Los Angeles Hsg. (Multifamily)                             5.900      01/01/2030   07/01/2009 A           122,922


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,200,000   Los Angeles Hsg. (Park Plaza)                              5.500%     01/20/2043   07/20/2013 A   $     1,259,484
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Los Angeles Mtg. (Section 8)                               5.350      07/01/2022   07/01/2007 A            35,027
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Los Angeles Mtg. (Section 8)                               6.500      07/01/2022   03/04/2007 A            25,252
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Los Angeles Regional Airports Improvement
                  Corp. (Laxfuel Corp.)                                      5.250      01/01/2023   01/01/2012 A           102,916
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Los Angeles Single Family Mtg.
                  (GNMA & FNMA Mtg. Backed), Series A                        6.875      06/01/2025   06/01/2007 A            35,872
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   M-S-R Public Power Agency (San Juan)                       6.000      07/01/2022   07/01/2007 A            36,723
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Madera County COP
                  (Valley Children's Hospital)                               5.000      03/15/2023   03/15/2008 A            25,504
-----------------------------------------------------------------------------------------------------------------------------------
        275,000   Madera County COP
                  (Valley Children's Hospital)                               5.750      03/15/2028   03/15/2007 A           275,578
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Menifee Union School District Special Tax                  6.050      09/01/2026   09/01/2012 A            26,427
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   Mill Valley COP (The Redwoods)                             5.750      12/01/2020   06/01/2007 A           127,694
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Milpitas Improvement Bond Act 1915                         5.700      09/02/2018   03/02/2007 A            10,306
-----------------------------------------------------------------------------------------------------------------------------------
        425,000   Modesto Irrigation District COP                            5.300      07/01/2022   07/01/2007 A           425,459
-----------------------------------------------------------------------------------------------------------------------------------
        370,000   Modesto Irrigation District COP                            5.300      07/01/2022   07/01/2007 A           370,259
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Monrovia Redevel. Agency Public
                  Parking Facilities                                         5.200      04/01/2013   04/01/2007 A            35,041
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Montclair Redevel. Agency Mobile Home
                  Park (Augusta Homes Villa Del Arroyo)                      6.100      11/15/2037   11/15/2014 A            10,438
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Montclair Redevel. Agency Mobile Home
                  Park (Hacienda Mobile Home Park)                           6.000      11/15/2029   11/15/2014 A            26,111
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Montclair Redevel. Agency Mobile Home
                  Park (Villa Mobile Home Park)                              6.100      06/15/2029   06/15/2009 A            20,938
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   Montclair Redevel. Agency Tax Allocation
                  (Redevel. Project Area III)                                5.500      12/01/2027   06/01/2007 A           117,839
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Montebello Community Redevel. Agency
                  (South Montebello)                                         5.500      09/01/2022   09/01/2011 A            10,208
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Monterey County COP
                  (Natividad Medical Center)                                 5.700      08/01/2017   02/01/2007 A            60,565
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Monterey County COP
                  (Natividad Medical Center)                                 5.750      08/01/2028   02/01/2007 A            50,444
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Monterey County COP (Sheriffs Facility)                    5.000      12/01/2014   06/01/2007 A            10,011
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Monterey County Hsg. Authority
                  (Parkside Manor Apartments)                                6.000      01/01/2029   10/01/2010 B             5,035
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                            5.500      03/01/2010   03/01/2007 A            10,111
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                            5.500      03/01/2011   03/01/2007 A            15,203
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                            5.600      03/01/2012   03/01/2007 A            45,725
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                            5.600      03/01/2013   03/01/2007 A            50,930


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        65,000   Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                            5.700%     03/01/2015   03/01/2007 A   $        66,533
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                            5.700      03/01/2016   03/01/2007 A            20,521
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   Moorpark Mobile Home Park
                  (Villa Del Arroyo)                                         6.300      05/15/2030   05/15/2010 A            75,640
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Moorpark Mobile Home Park
                  (Villa Del Arroyo)                                         7.050      05/15/2035   06/26/2007 A            60,028
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   Moreno Valley Special Tax
                  (Towngate Community Facilities)                            6.125      12/01/2021   06/01/2007 A            55,435
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   Morgan Hill Improvement Bond Act 1915                      5.600      09/02/2018   03/02/2007 A           125,090
-----------------------------------------------------------------------------------------------------------------------------------
        140,000   Morgan Hill Improvement Bond Act 1915                      5.650      09/02/2023   03/02/2007 A           140,059
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   Mountain View Shoreline Regional
                  Park Community                                             5.500      08/01/2013   02/01/2007 A           255,335
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   Mountain View Shoreline Regional
                  Park Community                                             5.500      08/01/2021   02/01/2007 A            86,803
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Murrieta Community Facilities District
                  Special Tax (Blackmore Ranch)                              6.100      09/01/2034   09/01/2011 A            10,650
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Murrieta Community Facilities District
                  Special Tax (Bluestone)                                    6.300      09/01/2031   09/01/2013 A            21,507
-----------------------------------------------------------------------------------------------------------------------------------
        700,000   Murrieta Community Facilities District
                  Special Tax (Bremerton)                                    5.625      09/01/2034   09/01/2009 A           733,033
-----------------------------------------------------------------------------------------------------------------------------------
        105,000   Murrieta Community Facilities District
                  Special Tax (Murrieta Springs)                             5.500      09/01/2034   09/01/2011 A           107,445
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   Murrieta Improvement Bond Act 1915                         6.375      09/01/2031   09/01/2011 A            59,326
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Murrieta Water Public Financing Authority                  5.700      10/01/2021   04/01/2007 A            51,154
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Needles Public Utility Authority                           6.350      02/01/2012   02/01/2009 A            10,216
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Needles Public Utility Authority                           6.650      02/01/2032   02/01/2009 A            51,075
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Northern CA Power Agency (Hydroelectric)                   5.000      07/01/2018   07/01/2008 A            15,376
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Northern CA Power Agency (Hydroelectric)                   5.125      07/01/2023   07/01/2008 A            76,847
-----------------------------------------------------------------------------------------------------------------------------------
      2,310,000   Northern CA Tobacco Securitization
                  Authority (TASC)                                           0.000 5    06/01/2027   06/12/2016 B         2,232,361
-----------------------------------------------------------------------------------------------------------------------------------
      2,935,000   Northern CA Tobacco Securitization
                  Authority (TASC)                                           4.750      06/01/2023   07/18/2011 B         2,963,000
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Novato GO                                                  5.000      08/01/2012   02/01/2007 A            35,234
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Oakdale Public Financing Authority
                  Tax Allocation (Central City Redevel.)                     6.100      06/01/2027   06/01/2007 A            51,169
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   Oakland Unified School District                            5.000      08/01/2013   02/01/2007 A           250,270
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Oakland Unified School District                            5.125      08/01/2016   02/01/2007 A            30,036
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   Oakland Unified School District                            5.250      08/01/2021   08/01/2007 A            86,466
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Olivenhain Municipal Water District
                  Bond Act 1915                                              5.450      09/02/2027   09/02/2009 A            51,558
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Orange County Community Facilities
                  District (Ladera Ranch)                                    5.550      08/15/2033   08/15/2012 A            25,827


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        80,000   Orange County Improvement Bond Act 1915                    5.500%     09/02/2018   03/02/2008 A   $        80,687
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Orange County Improvement Bond Act 1915
                  (Irvine Coast Assessment)                                  5.850      09/02/2013   03/02/2007 A            20,521
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Oroville Hospital                                          5.400      12/01/2022   06/01/2007 A            25,224
-----------------------------------------------------------------------------------------------------------------------------------
      1,415,000   Oxnard Harbor District                                     5.550      08/01/2013   08/01/2007 A         1,453,785
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Oxnard Improvement Bond Act 1915
                  (Rice Avenue)                                              5.700      09/02/2032   03/02/2007 A            51,524
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Oxnard Improvement Bond Act 1915
                  Assessment District No. 01-1 (Rice Avenue)                 5.625      09/02/2027   03/02/2007 A            25,760
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Oxnard School District COP                                 5.550      08/01/2021   02/01/2007 A            40,210
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Oxnard School District, Series A                           5.250      08/01/2027   02/01/2007 A            20,136
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Oxnard Special Tax Community
                  Facilities District No. 1                                  6.000      09/01/2027   09/01/2009 A            10,431
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Palm Desert Financing Authority                            5.900      10/01/2015   04/01/2007 A            20,655
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Palm Desert Financing Authority                            6.000      10/01/2020   10/01/2009 A            41,302
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   Palmdale Community Facilities
                  District Special Tax                                       5.400      09/01/2035   09/01/2016 A           129,390
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Palmdale Community Redevel. Agency                         5.750      08/01/2009   02/01/2007 A            50,051
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Palo Alto Improvement Bond Act 1915
                  (University Ave. Area)                                     5.100      09/02/2024   03/02/2007 A           102,087
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Palo Alto Improvement Bond Act 1915
                  (University Ave. Area)                                     5.125      09/02/2025   03/02/2007 A           102,082
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Palo Alto Improvement Bond Act 1915
                  (University Ave. Area)                                     5.700      09/02/2018   03/02/2007 A            45,951
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Paramount Multifamily Hsg.
                  (Prince Twin Towers Property)                              5.700      02/20/2033   08/20/2009 A            25,467
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Pasadena Public Financing Authority
                  (Orange Grove & Villa Parke)                               5.250      06/01/2008   06/01/2007 A            50,134
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Pasadena Public Financing Authority
                  (Orange Grove & Villa Parke)                               5.450      06/01/2012   06/01/2007 A            25,077
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Perris Community Facilities
                  District Special Tax                                       6.375      09/01/2032   09/01/2013 A           163,398
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Perris Public Financing Authority                          5.750      09/01/2024   09/01/2016 A            10,679
-----------------------------------------------------------------------------------------------------------------------------------
        155,000   Perris Public Financing Authority                          7.875      09/01/2025   03/01/2007 A           157,018
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Perris Public Financing Authority, Series A                6.125      09/01/2034   09/01/2014 A            21,826
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Perris Public Financing Authority, Series F                5.750      09/01/2016   09/01/2007 A            15,324
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Pismo Beach Public Financing Authority                     5.250      12/01/2024   06/01/2007 A            50,245
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Pittsburg Improvement Bond Act 1915
                  (San Marco Phase I)                                        6.350      09/02/2031   09/02/2011 A            21,306
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Pittsburg Improvement Bond Act 1915
                  Assessment District No. 2001-02 (Oak Hills)                6.300      09/02/2025   09/02/2008 A            60,466
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Pittsburg Improvement Bond Act 1915
                  Assessment District No. 2001-02 (Oak Hills)                6.350      09/02/2031   03/02/2007 A            10,080
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Pittsburg Infrastructure Financing Authority               5.850      09/02/2015   03/02/2007 A            51,450


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       130,000   Pittsburg Infrastructure Financing
                  Authority, Series B                                        6.000%     09/02/2024   09/02/2010 A   $       133,253
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Placentia Public Financing Authority                       5.450      09/01/2015   03/01/2007 A            20,427
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Placer County Community Facilities District                6.500      09/01/2026   09/01/2010 A            10,713
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Placer County Community Facilities District
                  Special Tax No. 2001-1 (Dry Creek)                         6.300      09/01/2019   09/01/2010 A             5,349
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Pleasant Hill Special Tax Downtown
                  Community Facilities District No. 1                        5.875      09/01/2025   09/01/2012 A            10,243
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Pomona Unified School District                             5.100      08/01/2028   08/01/2008 A            50,753
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Port of Oakland, Series G                                  5.375      11/01/2025   11/01/2007 A           102,877
-----------------------------------------------------------------------------------------------------------------------------------
      4,350,000   Port of Oakland, Series G                                  5.500      11/01/2017   11/01/2007 A         4,509,384
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Port of Oakland, Series H                                  5.500      11/01/2015   11/01/2007 A            25,786
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   Port of Oakland, Series J                                  5.500      11/01/2026   11/01/2007 A            67,000
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Port Redwood City GO                                       5.400      06/01/2019   06/01/2011 A           103,856
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   Poway Hsg. (Poinsetta Mobile Home Park)                    5.000      05/01/2023   05/01/2015 A           254,635
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Poway Unified School District Special Tax
                  Community Facilities District No. 10                       5.750      09/01/2032   09/01/2008 A            10,231
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Poway Unified School District Special Tax
                  Community Facilities District No. 10                       5.950      09/01/2018   09/01/2009 A            25,984
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Poway Unified School District Special Tax
                  Community Facilities District No. 10                       6.100      09/01/2031   09/01/2008 A            36,299
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   Poway Unified School District Special Tax
                  Community Facilities District No. 6                        5.600      09/01/2033   09/01/2011 A           206,446
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   R.E. Badger Water Facilities
                  Financing Authority                                        5.750      10/01/2024   10/01/2007 A            25,570
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Rancho Mirage Joint Powers Financing
                  Authority (Eisenhower Medical Center)                      5.375      07/01/2022   07/01/2007 A            61,542
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Rancho Santa Fe Community Services
                  District Special Tax                                       6.600      09/01/2020   09/01/2010 A            10,620
-----------------------------------------------------------------------------------------------------------------------------------
        440,000   Rancho Santa Fe Community Services
                  District Special Tax                                       6.700      09/01/2030   09/01/2010 A           467,302
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   Redding Joint Powers Financing Authority
                  Electric System                                            5.250      06/01/2015   06/01/2007 A           203,934
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Redlands Community Facilities District                     5.850      09/01/2033   09/01/2012 A            10,566
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Redlands Unified School District COP                       6.000      09/01/2012   09/01/2007 A            50,089
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Redwood City Special Tax                                   5.750      09/01/2027   09/01/2011 A           103,302
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Reedley COP (Sierra View Homes)                            5.850      03/01/2021   03/01/2007 A            51,055
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Rialto Special Tax Community Facilities
                  District No. 2006-1                                        5.000      09/01/2016   09/01/2016              51,203
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Rialto Special Tax Community Facilities
                  District No. 2006-1                                        5.050      09/01/2017   09/01/2016 A            25,538
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   Rialto Special Tax Community Facilities
                  District No. 2006-1                                        5.125      09/01/2018   09/01/2016 A            66,555


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       100,000   Rialto Special Tax Community Facilities
                  District No. 2006-1                                        5.200%     09/01/2019   09/01/2016 A   $       102,383
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Rialto Special Tax Community Facilities
                  District No. 2006-1                                        5.250      09/01/2020   09/01/2016 A           102,455
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Rialto Special Tax Community Facilities
                  District No. 2006-1                                        5.250      09/01/2021   09/01/2016 A            51,074
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Richmond Joint Powers Financing Authority 3                6.600      09/01/2016   09/01/2008 A           112,399
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Rio School District COP                                    5.700      09/01/2028   03/01/2007 A            15,173
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   River Highlands Community Services District                7.750      09/02/2020   03/02/2007 A            85,195
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   River Highlands Community Services District                8.125      09/02/2020   03/02/2007 A            20,051
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   River Islands Public Financing Authority                   6.000      09/01/2027   09/01/2010 A            82,822
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   River Islands Public Financing Authority                   6.150      09/01/2035   09/01/2008 A           103,734
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   Riverside County Community Facilities
                  District Special Tax                                       5.000      09/01/2012   09/01/2012             252,230
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Riverside County Community Facilities
                  District Special Tax                                       6.000      09/01/2030   09/01/2014 A            15,461
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Riverside County Community Facilities
                  District Special Tax No. 87-1                              5.100      09/01/2013   09/01/2013             151,740
-----------------------------------------------------------------------------------------------------------------------------------
        215,000   Riverside County Community Facilities
                  District Special Tax No. 87-1                              5.150      09/01/2014   09/01/2014             218,238
-----------------------------------------------------------------------------------------------------------------------------------
        385,000   Riverside County Community Facilities
                  District Special Tax No. 87-1                              5.200      09/01/2015   09/01/2015             392,215
-----------------------------------------------------------------------------------------------------------------------------------
        225,000   Riverside County Community Facilities
                  District Special Tax No. 87-1                              5.250      09/01/2016   09/01/2016             230,524
-----------------------------------------------------------------------------------------------------------------------------------
      1,255,000   Riverside County Community Facilities
                  District Special Tax No. 87-1                              5.500      09/01/2020   09/01/2016 A         1,280,702
-----------------------------------------------------------------------------------------------------------------------------------
        335,000   Riverside County Community Facilities
                  District Special Tax No. 88-8                              4.950      09/01/2008   09/01/2008             335,007
-----------------------------------------------------------------------------------------------------------------------------------
        370,000   Riverside County Community Facilities
                  District Special Tax No. 88-8                              5.150      09/01/2010   09/01/2010             370,907
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   Riverside County Community Facilities
                  District Special Tax No. 88-8                              5.300      09/01/2011   09/01/2011             201,080
-----------------------------------------------------------------------------------------------------------------------------------
        210,000   Riverside County Community Facilities
                  District Special Tax No. 88-8                              5.350      09/01/2012   09/01/2012             211,754
-----------------------------------------------------------------------------------------------------------------------------------
        430,000   Riverside County Community Facilities
                  District Special Tax No. 88-8                              5.400      09/01/2013   09/01/2013             435,796
-----------------------------------------------------------------------------------------------------------------------------------
        450,000   Riverside County Community Facilities
                  District Special Tax No. 88-8                              5.450      09/01/2014   09/01/2014             457,376
-----------------------------------------------------------------------------------------------------------------------------------
        475,000   Riverside County Community Facilities
                  District Special Tax No. 88-8                              5.500      09/01/2015   09/01/2015             484,576
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Riverside County Public Financing
                  Authority (Menifee Village)                                7.150      09/01/2011   03/01/2007 A             5,060
-----------------------------------------------------------------------------------------------------------------------------------
        505,000   Riverside County Public Financing
                  Authority COP                                              5.750      05/15/2019   05/15/2009 A           521,604


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       635,000   Riverside County Public Financing Authority
                  Improvement Bond Act 1915 (Rancho Village)                 6.250%     09/02/2013   06/18/2009 B   $       664,782
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Riverside Improvement Bond Act 1915
                  (Sycamore Canyon Assessment District)                      8.500      09/02/2012   03/02/2007 A            15,048
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Riverside Multifamily Hsg. (Olive Grove)                   5.750      09/01/2025   06/01/2007 A            20,020
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Riverside Unified School District                          5.000      02/01/2027   02/01/2013 A            10,431
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Riverside Unified School District                          5.350      09/01/2024   09/01/2014 A           101,890
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   Riverside Unified School District                          5.450      09/01/2025   09/01/2014 A            92,719
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Riverside Unified School District                          5.500      09/01/2034   09/01/2014 A           102,030
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   Riverside Unified School District                          5.700      09/01/2034   09/01/2014 A            82,435
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Rocklin Redevel. Agency, Series B                          5.500      09/01/2031   09/01/2011 A            52,164
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Rocklin Unified School District                            5.750      09/01/2018   03/01/2007 A           153,233
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Romoland School District Special Tax                       6.000      09/01/2033   03/01/2007 A            25,536
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Romoland School District Special Tax                       6.375      09/01/2033   03/01/2007 A            51,076
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Romoland School District Special Tax                       6.375      09/01/2033   03/01/2007 A            51,074
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Roseville Special Tax (Stoneridge)                         6.000      09/01/2020   09/01/2013 A            21,336
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Roseville Special Tax (Stoneridge)                         6.000      09/01/2031   09/01/2011 A            63,702
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Sacramento City Financing Authority
                  (Convention Center Hotel)                                  6.250      01/01/2030   07/01/2011 A           103,915
-----------------------------------------------------------------------------------------------------------------------------------
        220,000   Sacramento Cogeneration Authority                          5.200      07/01/2021   07/01/2007 A           220,213
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Sacramento County Airport System                           5.750      07/01/2024   07/01/2007 A            40,062
-----------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Sacramento County Airport System, Series B                 5.000      07/01/2026   07/01/2008 A         5,106,950
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Sacramento County Airport System, Series B                 5.750      07/01/2024   07/01/2007 A             5,008
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Sacramento County COP                                      5.375      02/01/2019   02/01/2007 A            25,531
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Sacramento County Sanitation District                      5.600      12/01/2017   12/01/2007 A            20,031
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Sacramento Improvement Bond Act 1915
                  (Citywide Landscaping & Lighting)                          5.500      09/02/2016   03/02/2007 A            10,214
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Sacramento Municipal Utility District                      5.125      07/01/2022   07/01/2007 A            15,367
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   Sacramento Municipal Utility District                      5.750      11/15/2009   11/15/2007 A            55,095
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Sacramento Municipal Utility District                      8.000      11/15/2010   11/15/2007 A            10,031
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Sacramento Special Tax                                     5.700      12/01/2020   12/01/2009 A            10,140
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Sacramento Special Tax (North Natomas
                  Community Facilities)                                      6.300      09/01/2026   03/01/2010 A            31,585
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Saddleback Community College District                      5.500      06/01/2021   06/01/2007 A           102,106
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Saddleback Valley Unified School District                  7.200      12/01/2011   06/01/2007 A            10,085
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Salinas Improvement Bond Act 1915                          5.450      09/02/2013   03/02/2007 A           103,025
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Salinas Improvement Bond Act 1915
                  (Bella Vista)                                              5.500      09/02/2013   03/02/2007 A            51,526
-----------------------------------------------------------------------------------------------------------------------------------
        185,000   Salinas Redevel. Agency Tax Allocation
                  (Central City Revitalization)                              5.500      11/01/2023   11/01/2008 A           188,920
-----------------------------------------------------------------------------------------------------------------------------------
        645,000   San Bernardino County COP
                  (Medical Center Financing)                                 5.000      08/01/2026   02/01/2007 A           645,310


             40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       105,000   San Bernardino County COP
                  (Medical Center Financing)                                 5.000%     08/01/2028   02/01/2007 A   $       106,789
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   San Bernardino County COP
                  (Medical Center Financing)                                 5.250      08/01/2016   02/01/2007 A           102,036
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   San Bernardino County COP
                  (Medical Center Financing)                                 5.500      08/01/2019   02/01/2007 A            65,068
-----------------------------------------------------------------------------------------------------------------------------------
        285,000   San Bernardino County COP
                  (Medical Center Financing)                                 5.500      08/01/2024   02/01/2007 A           285,285
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   San Bernardino Joint Powers
                  Financing Authority (California Dept.
                  of Transportation Lease)                                   5.500      12/01/2020   12/01/2007 A           100,615
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Bernardino Joint Powers
                  Financing Authority (California Dept.
                  of Transportation Lease)                                   5.500      12/01/2020   06/01/2007 A            25,285
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   San Bernardino Joint Powers
                  Financing Authority (City Hall)                            5.600      01/01/2015   07/01/2007 A            76,613
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   San Bernardino Joint Powers
                  Financing Authority (Tax Allocation) 3                     6.625      04/01/2026   04/01/2012 A           164,607
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   San Bernardino Redevel. Agency
                  (Ramona Senior Complex)                                    7.875      07/01/2025   07/01/2007 A            15,061
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   San Buenaventura Public Facilities
                  Financing Authority                                        5.750      06/01/2014   06/01/2007 A            40,273
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Clemente Improvement Bond Act 1915                     6.050      09/02/2028   03/02/2007 A            25,537
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   San Diego COP (Balboa & Mission Bay Parks)                 5.500      11/01/2009   05/01/2007 A            50,576
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Diego COP (Balboa & Mission Bay Parks)                 5.600      11/01/2010   05/01/2007 A            25,028
-----------------------------------------------------------------------------------------------------------------------------------
        220,000   San Diego COP (Balboa & Mission Bay Parks)                 5.600      11/01/2010   05/01/2007 A           222,695
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   San Diego COP (Balboa & Mission Bay Parks)                 5.800      11/01/2016   05/01/2007 A            35,038
-----------------------------------------------------------------------------------------------------------------------------------
        105,000   San Diego COP (Balboa & Mission Bay Parks)                 6.000      11/01/2019   05/01/2007 A           105,129
-----------------------------------------------------------------------------------------------------------------------------------
         95,000   San Diego County COP
                  (San Diego Hospital Assoc./Sharp
                  Memorial Hospital Obligated Group)                         5.000      08/15/2018   08/15/2010 A            98,298
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Diego County COP
                  (San Diego Hospital Assoc./Sharp
                  Memorial Hospital)                                         5.000      08/15/2028   08/15/2010 A            20,541
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Diego County Hsg.
                  (Orange Glen Apartments)                                   6.150      08/01/2020   02/01/2007 A            20,171
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   San Diego Mtg. (Mariners Cove)                             5.800      09/01/2015   03/01/2007 A            50,068
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   San Diego Public Facilities Financing Authority            5.000      05/15/2015   05/15/2007 A            65,250
-----------------------------------------------------------------------------------------------------------------------------------
        710,000   San Diego Public Facilities Financing Authority            5.000      05/15/2020   05/15/2007 A           712,442
-----------------------------------------------------------------------------------------------------------------------------------
        490,000   San Diego Public Facilities Financing Authority            5.000      05/15/2025   05/15/2007 A           491,426
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   San Diego Public Facilities Financing Authority            5.200      05/15/2013   05/15/2007 A           200,874
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   San Diego Public Facilities Financing Authority            5.250      05/15/2020   05/15/2007 A            90,060
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   San Diego Public Facilities Financing Authority            5.250      05/15/2027   05/15/2007 A            50,671
-----------------------------------------------------------------------------------------------------------------------------------
        170,000   San Diego Sewer                                            5.000      05/15/2023   05/15/2007 A           170,138


             41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       120,000   San Diego Sewer, Series A                                  5.000%     05/15/2013   05/15/2007 A   $       120,121
-----------------------------------------------------------------------------------------------------------------------------------
        580,000   San Diego Sewer, Series A                                  5.250      05/15/2020   05/15/2007 A           582,163
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Diego Sewer, Series A                                  5.250      05/15/2020   05/15/2007 A            10,012
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   San Francisco Bay Area Rapid Transit District              5.000      07/01/2028   07/01/2008 A           117,492
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Francisco City & County (Educational
                  Facilities Community College)                              5.500      06/15/2013   06/15/2007 A            25,670
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   San Francisco City & County Airports
                  Commission                                                 4.800      05/01/2014   01/01/2010 A            40,764
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   San Francisco City & County Airports
                  Commission                                                 4.900      05/01/2016   01/01/2010 A            30,564
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2017   05/01/2009 A            56,433
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2019   05/01/2008 A            30,569
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2019   01/01/2010 A            76,484
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2021   01/01/2010 A            71,250
-----------------------------------------------------------------------------------------------------------------------------------
         95,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2022   01/01/2010 A            96,619
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2022   05/01/2008 A            45,765
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2023   05/01/2009 A            25,543
-----------------------------------------------------------------------------------------------------------------------------------
        160,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2025   01/01/2010 A           162,507
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2028   01/01/2010 A           126,959
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Francisco City & County Airports
                  Commission                                                 5.000      05/01/2029   05/01/2008 A            10,164
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   San Francisco City & County Airports
                  Commission                                                 5.125      05/01/2021   05/01/2011 A            31,097
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   San Francisco City & County Airports
                  Commission                                                 5.500      05/01/2015   05/01/2008 A            87,474
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Francisco City & County Airports
                  Commission                                                 5.500      05/01/2016   05/01/2012 A            26,691
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   San Francisco City & County Airports
                  Commission                                                 5.500      05/01/2024   05/01/2010 A            36,831
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Francisco City & County Airports
                  Commission (SFO Fuel Company)                              5.000      01/01/2014   01/01/2008 A            10,177
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   San Francisco City & County Airports
                  Commission (SFO Fuel Company)                              5.125      01/01/2017   01/01/2008 A           203,564
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Francisco City & County COP
                  (77th Street Property)                                     5.300      09/01/2022   09/01/2007 A            20,549


             42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        90,000   San Francisco City & County COP
                  (San Bruno Jail)                                           5.250%     10/01/2026   10/01/2008 A   $        93,477
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000   San Francisco City & County COP
                  (San Bruno Jail)                                           5.250      10/01/2033   10/01/2008 A         2,078,240
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   San Francisco City & County Financing
                  Corp. (Comb Emergency Communications)                      5.300      04/01/2011   04/01/2007 A            70,174
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   San Francisco City & County Improvement
                  Bond Act 1915                                              6.850      09/02/2026   03/01/2007 A            46,435
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   San Francisco City & County Redevel. Agency                6.750      07/01/2025   07/01/2007 A           116,700
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Francisco City & County Redevel. Agency
                  (FHA Insured-Section 8)                                    6.850      07/01/2024   07/01/2007 A            10,124
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   San Francisco City & County Redevel. Agency
                  (South Beach)                                              5.700      03/01/2029   09/01/2007 A            90,075
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Francisco City & County Redevel.
                  Financing Authority                                        4.800      08/01/2016   08/01/2016              20,016
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   San Francisco City & County Redevel.
                  Financing Authority                                        5.000      08/01/2018   02/01/2007 A           100,094
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   San Francisco City & County Redevel.
                  Financing Authority                                        5.000      08/01/2022   08/01/2016 A           125,093
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Joaquin County Community Facilities
                  District Special Tax (Delta Farms)                         6.125      09/01/2024   03/01/2007 A            25,767
-----------------------------------------------------------------------------------------------------------------------------------
        140,000   San Joaquin Hills Transportation
                  Corridor Agency                                            5.375      01/15/2029   07/15/2007 A           142,947
-----------------------------------------------------------------------------------------------------------------------------------
        275,000   San Jose Finance Authority, Series B                       5.625      11/15/2018   05/15/2007 A           275,404
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Jose Improvement Bond Act 1915                         5.700      09/02/2018   03/02/2007 A            25,765
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   San Jose Improvement Bond Act 1915                         5.750      09/02/2019   03/02/2007 A            77,300
-----------------------------------------------------------------------------------------------------------------------------------
        285,000   San Jose Multifamily Hsg.
                  (Almaden Senior Hsg. Partners)                             5.350      07/15/2034   09/14/2015 B           300,279
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   San Jose Multifamily Hsg.
                  (El Parador Apartments)                                    6.100      01/01/2031   01/01/2013 A            31,960
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   San Jose Redevel. Agency                                   4.750      08/01/2024   02/01/2007 A           125,174
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   San Jose Redevel. Agency                                   5.000      08/01/2021   02/01/2007 A            15,025
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Jose Redevel. Agency                                   5.500      08/01/2016   08/01/2007 A            10,287
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Jose Redevel. Agency                                   5.750      08/01/2017   08/01/2007 A            20,571
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   San Jose Redevel. Agency Tax Allocation                    5.250      08/01/2029   08/01/2008 A             5,218
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Jose Unified School District COP                       5.125      06/01/2022   06/01/2007 A            10,009
-----------------------------------------------------------------------------------------------------------------------------------
        190,000   San Leandro Community Facilities
                  District No. 1 Special Tax                                 6.400      09/01/2019   09/01/2008 A           198,339
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Marcos Public Facilities
                  Authority, Series A                                        6.250      09/01/2024   09/01/2008 A            25,999
-----------------------------------------------------------------------------------------------------------------------------------
      1,045,000   San Marcos Special Tax                                     5.900      09/01/2028   03/01/2012 A         1,095,714
-----------------------------------------------------------------------------------------------------------------------------------
      1,665,000   San Marcos Special Tax                                     5.950      09/01/2035   03/01/2012 A         1,748,167
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Santa Barbara COP (Fact Retirement Services)               5.750      08/01/2020   02/01/2007 A            35,757


             43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        50,000   Santa Barbara Redevel. Agency (Central City)               6.000%     03/01/2008   05/07/2007 C   $        50,735
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   Santa Clara County Financing Authority                     5.000      11/15/2022   11/15/2007 A            71,845
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   Santa Clara County Hsg. Authority
                  (Rivertown Apartments)                                     5.700      08/01/2021   02/01/2013 A            84,606
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Santa Clara Unified School District                        5.000      08/01/2022   08/01/2007 A            25,373
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Santa Cruz County Redevel. Agency
                  (Live Oak/Soquel Community)                                5.500      09/01/2014   09/01/2007 A            41,074
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Santa Margarita Water District Special
                  Tax Community Facilities District No. 99-1                 6.200      09/01/2020   09/01/2009 A            26,640
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Santa Nella County Water District                          6.250      09/02/2028   09/02/2010 A            10,378
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Santa Rosa High School District                            5.250      05/01/2022   05/01/2007 A           101,320
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Santa Rosa High School District                            5.400      05/01/2016   05/01/2007 A            15,064
-----------------------------------------------------------------------------------------------------------------------------------
        175,000   Santa Rosa Improvement Bond Act 1915
                  (Fountaingrove Parkway)                                    5.700      09/02/2019   09/02/2007 A           180,343
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Santa Rosa Improvement Bond Act 1915
                  (Nielson Ranch)                                            6.700      09/02/2022   09/02/2007 A            20,422
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Santa Rosa Improvement Bond Act 1915
                  (Skyhawk)                                                  5.750      09/02/2020   09/02/2007 A            40,824
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Santa Rosa Wastewater                                      5.000      09/01/2022   03/01/2007 A            15,236
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Santaluz Special Tax Community Facilities
                  District No. 2                                             5.500      09/01/2030   03/01/2007 A            51,513
-----------------------------------------------------------------------------------------------------------------------------------
        965,000   Santaluz Special Tax Community Facilities
                  District No. 2                                             6.375      09/01/2030   09/01/2007 A           974,621
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Scotts Valley Special Tax                                  5.200      09/01/2028   03/01/2007 A            15,105
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Sequoia Hospital District                                  5.375      08/15/2023   02/15/2007 A            15,594
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Shafter Community Devel.
                  Agency Tax Allocation                                      5.000      11/01/2013    11/01/2013            111,786
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Shafter Community Devel.
                  Agency Tax Allocation                                      5.250      11/01/2017   11/01/2016 A           103,188
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Shafter Community Devel.
                  Agency Tax Allocation                                      5.300      11/01/2018   11/01/2016 A           103,259
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Shafter Community Devel.
                  Agency Tax Allocation                                      5.350      11/01/2019   11/01/2016 A           103,565
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Shafter Community Devel.
                  Agency Tax Allocation                                      5.375      11/01/2020   11/01/2016 A           103,443
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Signal Hill Redevel. Agency                                5.250      10/01/2023   04/01/2007 A            75,455
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Solana Beach Community Facilities District                 5.200      09/01/2009   03/01/2007 A            76,065
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   Solana Beach Community Facilities District                 5.300      09/01/2010   03/01/2007 A            81,128
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   South Tahoe Redevel. Agency                                6.700      10/01/2031   10/01/2013 A            21,445
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Southern CA Public Power Authority                         5.000      07/01/2015   07/01/2007 A         1,001,110
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Southern CA Public Power Authority                         5.500      07/01/2020   07/01/2007 A            15,017
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Southern CA Public Power Authority
                  Linked SAVRS & RIBS                                        6.000      07/01/2012   07/01/2007 A           100,124


             44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     7,000,000   Southern CA Tobacco
                  Securitization Authority                                   4.750%     06/01/2025   05/01/2012 B   $     7,027,510
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Stanislaus County COP                                      5.250      05/01/2018   05/01/2007 A           111,481
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Stockton Community Facilities District                     5.550      08/01/2014   08/01/2008 A            25,382
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Stockton Community Facilities District                     6.750      08/01/2010   02/01/2007 A            25,296
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Stockton COP                                               5.200      09/01/2029   09/01/2008 A            20,729
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Stockton Health Facilities
                  (Dameron Hospital Assoc.)                                  5.700      12/01/2014   12/01/2007 A            25,759
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   Stockton Public Financing Authority, Series B              6.350      09/02/2010   03/02/2007 A            57,803
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Stockton Public Financing Authority, Series B              6.700      09/02/2016   03/02/2007 A            10,504
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Stockton Unified School District                           5.450      02/01/2015   02/01/2007 A            30,341
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   Stockton Unified School District COP                       5.300      02/01/2012   02/01/2007 A           202,240
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Susanville COP 3                                           6.000      05/01/2011   05/01/2007 A            76,579
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Susanville Public Facilities COP 3                         5.750      05/01/2011   05/01/2007 A            51,042
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Susanville Public Financing Authority                      5.500      09/01/2027   09/01/2014 A            63,300
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   Sweetwater Authority                                       5.250      04/01/2010   10/23/2008 C            86,804
-----------------------------------------------------------------------------------------------------------------------------------
        745,000   Tejon Ranch Public Facilities Finance
                  Authority Special Tax (Community Facilities
                  District No. 1)                                            7.200      09/01/2030   03/01/2007 A           768,907
-----------------------------------------------------------------------------------------------------------------------------------
        830,000   Temecula Public Financing
                  Authority Community Facilities
                  District No. 3 (Roripaugh)                                 4.350      09/01/2009   09/01/2009             805,117
-----------------------------------------------------------------------------------------------------------------------------------
        865,000   Temecula Public Financing
                  Authority Community Facilities
                  District No. 3 (Roripaugh)                                 4.500      09/01/2010   09/01/2010             834,318
-----------------------------------------------------------------------------------------------------------------------------------
        905,000   Temecula Public Financing
                  Authority Community Facilities
                  District No. 3 (Roripaugh)                                 4.650      09/01/2011   09/01/2011             869,850
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Temecula Valley Unified School
                  District Community Facilities
                  District No. 02-1                                          6.125      09/01/2033   03/01/2007 A            30,623
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Torrance Redevel. Agency
                  (Downtown Redevel.)                                        5.550      09/01/2018   09/01/2008 A            20,730
-----------------------------------------------------------------------------------------------------------------------------------
        790,000   Tracy Area Public Facilities Financing Agency              5.875      10/01/2013   04/01/2007 A           829,208
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Tracy Community Facilities District                        5.400      09/01/2015   09/01/2012 A            51,296
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Tracy Community Facilities District                        6.100      09/01/2015   03/01/2007 A            51,552
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Tracy Community Facilities District                        6.500      09/01/2020   03/01/2007 A            10,312
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Tracy Community Facilities District
                  (205 Parcel Glen)                                          6.250      09/01/2032   09/02/2014 A            25,773
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Tracy Community Facilities District
                  (South MacArthur Area)                                     6.000      09/01/2027   03/01/2007 A           103,066
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Tracy Community Facilities District
                  (South MacArthur Area)                                     6.300      09/01/2017   03/01/2007 A            30,933
-----------------------------------------------------------------------------------------------------------------------------------
         55,000   Tracy COP (Community Park & Civic Center)                  6.625      03/01/2018   03/01/2007 A            55,069


             45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        35,000   Tracy Improvement Bond Act 1915                            5.700%     09/02/2023   03/02/2007 A   $        35,019
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Tracy Operating Partnership Joint
                  Powers Authority                                           6.100      09/02/2021   03/02/2007 A            60,649
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Tri-City Hospital District                                 5.750      02/01/2015   02/01/2007 A            51,616
-----------------------------------------------------------------------------------------------------------------------------------
      1,035,000   Tri-City Hospital District                                 6.000      02/01/2022   02/01/2007 A         1,056,549
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Truckee-Donner Public Utility
                  District Special Tax                                       5.800      09/01/2035   03/01/2007 A            30,915
-----------------------------------------------------------------------------------------------------------------------------------
        230,000   Turlock Auxiliary Organization COP
                  (California Universities-Stanlius Foundation)              5.875      06/01/2022   06/01/2007 A           233,813
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Turlock Irrigation District, Series A                      5.000      01/01/2026   01/01/2008 A            15,363
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   University of California (Research Facilities)             5.000      09/01/2011   04/23/2007 A            60,790
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   University of California (Research Facilities)             5.000      09/01/2024   04/23/2007 A           101,317
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   University of California, Series E                         5.375      09/01/2024   09/01/2007 A            20,371
-----------------------------------------------------------------------------------------------------------------------------------
        210,000   Upland Community Facilities
                  District Special Tax                                       5.900      09/01/2024   09/01/2013 A           222,230
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   Upland COP (San Antonio Community Hospital)                5.000      01/01/2018   07/01/2007 A            85,047
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Vacaville COP                                              5.500      08/15/2027   02/15/2007 A            35,741
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Vacaville Improvement Bond Act 1915                        5.850      09/02/2016   03/02/2007 A            20,621
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Vacaville Improvement Bond Act 1915
                  (Green Tree Reassessment District)                         6.300      09/02/2013   03/02/2007 A            10,214
-----------------------------------------------------------------------------------------------------------------------------------
        195,000   Vacaville Public Financing Authority                       5.400      09/01/2022   03/01/2007 A           195,612
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Vacaville Redevel. Agency
                  (Vacaville Community Hsg.)                                 6.000      11/01/2024   11/01/2010 A           115,026
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Val Verde Unified School District                          6.125      09/01/2034   03/01/2007 A           102,106
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Vallejo COP (Marine World Foundation) 3                    7.000      02/01/2017   02/01/2007 A           153,266
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Vallejo Public Financing Authority, Series A               7.500      09/01/2020   03/01/2007 A            10,021
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Vallejo Quadrant Improvement District No. 001              6.000      09/01/2017   09/01/2015 A            43,420
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Vallejo Quadrant Improvement District No. 001              6.000      09/01/2026   09/01/2013 A            32,317
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Vallejo Quadrant Improvement District No. 001              6.125      09/01/2034   09/01/2015 A            43,214
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Valley Center-Pauma Unified School
                  District Community Facilities District No. 1
                  (Woods Valley Ranch)                                       5.500      09/01/2019   03/01/2007 A            25,507
-----------------------------------------------------------------------------------------------------------------------------------
      1,825,000   Ventura County Area Hsg. Authority
                  (Mira Vista Senior Apartments)                             5.000      12/01/2022   10/04/2016 B         1,871,209
-----------------------------------------------------------------------------------------------------------------------------------
        240,000   Ventura Port District COP                                  6.375      08/01/2028   08/01/2010 A           249,506
-----------------------------------------------------------------------------------------------------------------------------------
        145,000   Victor Elementary School District                          5.600      09/01/2034   09/01/2014 A           149,401
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Vista Joint Powers Financing Authority                     6.100      10/01/2021   04/01/2007 A            50,120
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Vista Joint Powers Financing Authority                     6.250      12/01/2019   06/01/2007 A             5,029
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Wasco Improvement Bond Act 1915                            8.750      09/02/2010   03/02/2007 A            20,675


             46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        25,000   Wasco Improvement Bond Act 1915                            8.750%     09/02/2013   03/02/2007 A   $        25,844
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Washington Township Hospital District                      5.500      07/01/2009   07/01/2007 A            20,027
-----------------------------------------------------------------------------------------------------------------------------------
        175,000   Washington Township Hospital District                      5.500      07/01/2018   07/01/2007 A           175,151
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Washington Township Hospital District                      5.500      07/01/2018   07/01/2007 A            50,066
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   West & Central Basin Financing Authority                   5.375      08/01/2017   08/01/2007 A            50,907
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   West Contra Costa Unified School District                  5.000      08/01/2023   08/01/2009 A            25,776
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   West Covina Redevel. Agency Tax Allocation
                  (Executive Lodge Apartments)                               5.100      09/01/2014   09/01/2007 A           101,541
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   West Patterson Financing Authority
                  Special Tax                                                5.850      09/01/2028   09/01/2015 A            10,626
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   West Patterson Financing Authority
                  Special Tax                                                6.000      09/01/2019   09/01/2015 A            10,752
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   West Patterson Financing Authority
                  Special Tax                                                6.000      09/01/2039   09/01/2015 A            16,114
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   West Patterson Financing Authority
                  Special Tax                                                6.600      09/01/2033   03/01/2008 A            76,254
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   West Patterson Financing Authority
                  Special Tax                                                6.700      09/01/2032   03/01/2007 A            10,019
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   West Patterson Financing Authority
                  Special Tax                                                6.750      09/01/2036   03/01/2008 A            60,995
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   West Sacramento Financing Authority
                  Special Tax                                                6.100      09/01/2029   03/01/2008 A            51,450
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   West Sacramento Improvement
                  Bond Act 1915                                              8.500      09/02/2017   11/01/2015 C            10,148
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   West Sacramento Special Tax Community
                  Facilities District No. 14                                 6.125      09/01/2021   03/01/2011 A            52,624
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   West Sacramento Special Tax Community
                  Facilities District No. 17                                 5.875      09/01/2033   09/01/2008 A            10,285
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   West Sacramento Special Tax Community
                  Facilities District No. 8 (Southport)                      6.500      09/01/2031   09/01/2009 A            52,768
-----------------------------------------------------------------------------------------------------------------------------------
        120,000   Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                       6.000      09/01/2024   09/01/2014 A           125,526
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                       6.875      09/01/2031   09/01/2009 A            48,092
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Western Municipal Water Districts                          7.125      09/02/2014   03/02/2007 A            15,479
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   William S. Hart Union School District                      6.000      09/01/2027   09/01/2013 A            10,615
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Woodlake Schools Finance Authority COP                     5.900      02/01/2023   02/01/2007 A            10,109
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Woodland Redevel. Agency                                   6.375      12/01/2026   06/01/2007 A            25,527
-----------------------------------------------------------------------------------------------------------------------------------
        140,000   Y/S School Facilities Financing Authority
                  (Chula Vista Elementary School)                            5.000      09/01/2015   03/01/2007 A           142,939
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Yorba Linda Redevel. Agency Tax Allocation                 5.250      09/01/2023   03/01/2007 A            50,051
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Yuba City Unified School District COP                      5.250      02/01/2022   02/01/2007 A            15,015
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Yucaipa Redevel. Agency
                  (Eldorado Palms Mobile Home)                               6.000      05/01/2030   05/01/2010 A            25,855


             47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                       EFFECTIVE               VALUE
         AMOUNT                                                             COUPON        MATURITY    MATURITY*          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        30,000   Yucaipa Special Tax Community
                  Facilities District No. 98-1                               6.000%     09/01/2028   09/01/2009 A   $        31,323
                                                                                                                    ---------------
                                                                                                                        235,621,057

-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--12.4%
      1,000,000   Guam Education Financing Foundation COP                    5.000      10/01/2023   10/01/2016 A         1,053,620
-----------------------------------------------------------------------------------------------------------------------------------
        600,000   Guam Government Waterworks
                  Authority & Wastewater System                              6.000      07/01/2025   07/01/2015 A           655,206
-----------------------------------------------------------------------------------------------------------------------------------
        260,000   Guam Power Authority, Series A 1                           5.250      10/01/2023   04/01/2007 A           260,998
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   Puerto Rico Children's Trust Fund (TASC)                   5.375      05/15/2033   05/15/2012 A            67,941
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   Puerto Rico Commonwealth GO                                5.000      07/01/2029   07/01/2014 A           518,950
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Commonwealth GO                                5.250      07/01/2030   07/01/2016 A         2,146,580
-----------------------------------------------------------------------------------------------------------------------------------
        385,000   Puerto Rico Electric Power Authority,
                  Series AA                                                  5.375      07/01/2027   07/01/2007 A           393,000
-----------------------------------------------------------------------------------------------------------------------------------
        395,000   Puerto Rico HFC (Homeowner Mtg.)                           5.200      12/01/2032   12/01/2008 A           400,968
-----------------------------------------------------------------------------------------------------------------------------------
        600,000   Puerto Rico HFC, Series B                                  5.300      12/01/2028   06/01/2011 A           620,412
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                        5.000      07/01/2021   07/01/2015 A         6,300,240
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   Puerto Rico Highway & Transportation
                  Authority, Series K                                        5.000      07/01/2027   07/01/2015 A           520,715
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Puerto Rico IMEPCF
                  (American Home Products)                                   5.100      12/01/2018   06/01/2007 A           111,762
-----------------------------------------------------------------------------------------------------------------------------------
      2,535,000   Puerto Rico ITEMECF
                  (Cogeneration Facilities)                                  6.625      06/01/2026   06/01/2010 A         2,745,659
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000   Puerto Rico Municipal Finance Agency,
                  Series A                                                   5.250      08/01/2023   08/01/2015 A         1,602,210
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Puerto Rico Port Authority, Series D                       6.000      07/01/2021   07/01/2007 A            75,259
-----------------------------------------------------------------------------------------------------------------------------------
      1,445,000   Puerto Rico Port Authority, Series D                       7.000      07/01/2014   07/01/2007 A         1,452,875
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Puerto Rico Public Finance Corp. 3                         7.250      08/01/2009   02/01/2007 A            60,468
-----------------------------------------------------------------------------------------------------------------------------------
      7,125,000   University of Puerto Rico                                  5.000      06/01/2021   06/01/2016 A         7,513,099
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   University of Puerto Rico                                  5.000      06/01/2025   06/01/2016 A         1,046,578
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   V.I. Public Finance Authority, Series A                    5.250      10/01/2024   10/01/2014 A           265,778
-----------------------------------------------------------------------------------------------------------------------------------
        160,000   V.I. Public Finance Authority, Series A                    5.500      10/01/2022   10/01/2010 A           164,758
-----------------------------------------------------------------------------------------------------------------------------------
      2,500,000   V.I. Public Finance Authority, Series A                    6.375      10/01/2019   10/01/2010 A         2,716,275
                                                                                                                    ---------------
                                                                                                                         30,693,351

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $262,015,574)-107.8%                                                                  266,314,408
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(7.8)                                                                             (19,253,036)
                                                                                                                    ---------------
NET ASSETS-100.0%                                                                                                   $   247,061,372
                                                                                                                    ===============


             48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $6,087,726, which represents 2.46% of the Fund's net assets. See
Note 5 of accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
CALC      Community Alzheimer's Living Center
CCH       Clovis Community Hospital
CDA       Communities Devel. Authority
CHCC      Community Hospitals of Central California
COP       Certificates of Participation
CSU       California State University
CVHP      Citrus Valley Health Partners
CVMC      Citrus Valley Medical Center
FCH       Fresno Community Hospital
FH        Foothill Hospital
FHA       Federal Housing Agency/Authority
FNMA      Federal National Mortgage Assoc.
GNMA      Government National Mortgage Assoc.
GO        General Obligation
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
INFLOS    Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
PARS      Periodic Auction Reset Securities
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SAVRS     Select Auction Variable Rate Securities
SCH       Sierra Community Hospital
SMCH      Sierra Meadows Convalescent Hospital
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands


             49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                     VALUE      PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $  62,451,503         23.5%
Special Tax                                             32,655,020         12.3
Gas Utilities                                           25,876,368          9.7
General Obligation                                      22,240,295          8.4
Municipal Leases                                        17,406,971          6.5
Special Assessment                                      16,262,398          6.1
Marine/Aviation Facilities                              14,784,425          5.6
Higher Education                                        12,187,550          4.6
Multifamily Housing                                      9,019,611          3.4
Hospital/Health Care                                     7,825,756          2.9
Single Family Housing                                    7,544,986          2.8
Highways/Railways                                        6,989,644          2.6
Water Utilities                                          6,016,416          2.3
Adult Living Facilities                                  5,910,234          2.2
Electric Utilities                                       5,824,216          2.2
Sales Tax Revenue                                        3,556,262          1.3
Sewer Utilities                                          2,758,444          1.0
Not-for-Profit Organization                              2,646,900          1.0
Manufacturing, Durable Goods                             1,439,467          0.5
Hotels, Restaurants & Leisure                            1,200,555          0.5
Resource Recovery                                          993,604          0.4
Education                                                  269,123          0.1
Pollution Control                                          256,210          0.1
Manufacturing, Non-Durable Goods                           111,762          0.0
Student Loans                                               60,390          0.0
Parking Fee Revenue                                         26,298          0.0
                                                     ---------------------------
Total                                                $ 266,314,408        100.0%
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2007
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $262,015,574)
--see accompanying statement of investments                       $ 266,314,408
--------------------------------------------------------------------------------
Cash                                                                    337,766
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                              3,330,736
Shares of beneficial interest sold                                    1,160,024
Investments sold                                                        620,638
Other                                                                     6,559
                                                                  --------------
Total assets                                                        271,770,131

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)       14,695,000
Payable on borrowings (See Note 6)                                    8,200,000
Shares of beneficial interest redeemed                                1,383,011
Dividends                                                               227,574
Investments purchased                                                    92,719
Distribution and service plan fees                                       51,093
Trustees' compensation                                                   20,130
Shareholder communications                                               11,687
Transfer and shareholder servicing agent fees                             4,851
Interest expense on borrowings                                            2,567
Other                                                                    20,127
                                                                  --------------
Total liabilities                                                    24,708,759

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 247,061,372
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $      69,106
--------------------------------------------------------------------------------
Additional paid-in capital                                          242,695,128
--------------------------------------------------------------------------------
Accumulated net investment income                                       163,345
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                           (165,041)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            4,298,834
                                                                  --------------
NET ASSETS                                                        $ 247,061,372
                                                                  ==============


             51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $190,074,397 and 53,150,916 shares of beneficial
interest outstanding)                                                    $ 3.58
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                              $ 3.71
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $2,239,234 and 613,797 shares
of beneficial interest outstanding)                                      $ 3.65
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $54,747,741 and 15,341,142 shares
of beneficial interest outstanding)                                      $ 3.57

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 6,297,602
--------------------------------------------------------------------------------
Other income                                                                 36
                                                                    ------------
Total investment income                                               6,297,638

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         558,290
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 221,588
Class B                                                                  12,337
Class C                                                                 272,282
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   2,939
Class B                                                                   1,109
Class C                                                                  12,449
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   8,185
Class B                                                                     676
Class C                                                                   5,844
--------------------------------------------------------------------------------
Interest expense on borrowings                                          481,717
--------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes
issued (See Note 1)                                                     295,898
--------------------------------------------------------------------------------
Trustees' compensation                                                   12,018
--------------------------------------------------------------------------------
Custodian fees and expenses                                              11,996
--------------------------------------------------------------------------------
Other                                                                    62,540
                                                                    ------------
Total expenses                                                        1,959,868
Less reduction to custodian expenses                                       (806)
Less waivers and reimbursements of expenses                            (493,401)
                                                                    ------------
Net expenses                                                          1,465,661

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 4,831,977

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        281,240
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  2,879,316

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 7,992,533
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS             YEAR
                                                                                ENDED            ENDED
                                                                     JANUARY 31, 2007         JULY 31,
                                                                          (UNAUDITED)             2006
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                $      4,831,977    $   5,832,649
-------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                      281,240         (406,967)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       2,879,316         (691,224)
                                                                     ----------------------------------
Net increase in net assets resulting from operations                        7,992,533        4,734,458

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                    (3,627,210)      (4,575,181)
Class B                                                                       (39,246)         (70,666)
Class C                                                                      (907,414)      (1,443,220)
                                                                     ----------------------------------
                                                                           (4,573,870)      (6,089,067)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                        (5,255)              --
Class B                                                                           (62)              --
Class C                                                                        (1,535)              --
                                                                     ----------------------------------
                                                                               (6,852)              --

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                    25,938,820      117,912,748
Class B                                                                      (320,144)       1,241,294
Class C                                                                     2,292,785       30,500,265
                                                                     ----------------------------------
                                                                           27,911,461      149,654,307

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                             31,323,272      148,299,698
-------------------------------------------------------------------------------------------------------
Beginning of period                                                       215,738,100       67,438,402
                                                                     ----------------------------------
End of period (including accumulated net investment
income (loss) of $163,345 and $(94,762), respectively)               $    247,061,372    $ 215,738,100
                                                                     ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------

Net increase in net assets from operations                            $     7,992,533
--------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                         (38,925,088)
Proceeds from disposition of investment securities                         20,439,958
Short-term investment securities, net                                         911,275
Premium amortization                                                          913,058
Discount accretion                                                           (433,264)
Net realized gain on investments                                             (281,240)
Net change in unrealized depreciation on investments                       (2,879,316)
Increase in interest receivable                                              (124,451)
Decrease in receivable for securities sold                                  4,924,325
Increase in other assets                                                       (3,997)
Decrease in payable for securities purchased                                 (442,061)
Decrease in payable for accrued expenses                                     (154,514)
                                                                      ----------------
Net cash used in operating activities                                      (8,062,782)

--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------

Proceeds from bank borrowing                                               46,700,000
Payments on bank borrowing                                                (80,900,000)
Proceeds from short-term floating rate notes issued                        14,695,000
Proceeds from shares sold                                                  53,519,573
Payment on shares redeemed                                                (24,803,207)
Cash distributions paid                                                    (1,492,335)
                                                                      ----------------
Net cash used by financing activities                                      (7,719,031)
--------------------------------------------------------------------------------------
Net decrease in cash                                                         (343,751)
--------------------------------------------------------------------------------------
Cash, beginning balance                                                       681,517
                                                                      ----------------
Cash, ending balance                                                  $       337,766
                                                                      ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $3,009,065.

Cash paid for interest on bank borrowings--$608,480.

Cash paid for interest on short-term floating rate notes issued--$295,898.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS                                       YEAR
                                                                 ENDED                                      ENDED
                                                      JANUARY 31, 2007                                   JULY 31,
CLASS A                                                    (UNAUDITED)           2006          2005        2004 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $         3.52      $    3.56     $    3.30     $    3.35
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .08 2          .15 2         .16 2         .07
Net realized and unrealized gain (loss)                            .05           (.03)          .25          (.06)
                                                        ----------------------------------------------------------
Total from investment operations                                   .13            .12           .41           .01
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                              (.07)          (.16)         (.15)         (.06)
Distributions from net realized gain                                -- 3           --            --            --
                                                        ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                   (.07)          (.16)         (.15)         (.06)
------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $         3.58      $    3.52     $    3.56     $    3.30
                                                        ==========================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                3.79%          3.32%        12.78%         0.21%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $      190,074      $ 161,562     $  44,554     $  11,627
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $      178,696      $ 105,009     $  21,877     $   8,381
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                             4.26%          4.19%         4.76%         4.99%
Expenses excluding interest and fees on
short-term floating rate notes issued                             1.21%          1.42%         1.66%         1.92%
Interest and fees on short-term floating
rate notes issued                                                 0.25% 6          --            --            --
                                                        ----------------------------------------------------------
Total expenses                                                    1.46%          1.42%         1.66%         1.92%
Expenses after payments and waivers and
reduction to custodian expenses                                   1.05%          0.80%         0.80%         0.76%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             11%            33%            4%            2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                            SIX MONTHS                                       YEAR
                                                                 ENDED                                      ENDED
                                                      JANUARY 31, 2007                                   JULY 31,
CLASS B                                                    (UNAUDITED)           2006          2005        2004 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $         3.59      $    3.63     $    3.36     $    3.35
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .07 2          .13 2         .14 2         .05
Net realized and unrealized gain (loss)                            .05           (.04)          .26            -- 3
                                                        -----------------------------------------------------------
Total from investment operations                                   .12            .09           .40           .05
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                              (.06)          (.13)         (.13)         (.04)
Distributions from net realized gain                                -- 3           --            --            --
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                   (.06)          (.13)         (.13)         (.04)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $         3.65      $    3.59     $    3.63     $    3.36
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                3.32%          2.49%        12.03%         1.60%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $        2,239      $   2,517     $   1,295     $     510
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $        2,446      $   1,980     $     836     $     297
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                             3.50%          3.49%         4.11%         3.96%
Expenses excluding interest and fees on
short-term floating rate notes issued                             2.12%          2.30%         2.86%         2.86%
Interest and fees on short-term floating rate notes
issued                                                            0.25% 6          --            --            --
                                                        -----------------------------------------------------------
Total expenses                                                    2.37%          2.30%         2.86%         2.86%
Expenses after payments and waivers and
reduction to custodian expenses                                   1.84%          1.55%         1.55%         1.55%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             11%            33%            4%            2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS                                       YEAR
                                                                 ENDED                                      ENDED
                                                      JANUARY 31, 2007                                   JULY 31,
CLASS C                                                    (UNAUDITED)           2006          2005        2004 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $         3.51      $    3.56     $    3.30     $    3.35
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .06 2          .12 2         .14 2         .05
Net realized and unrealized gain (loss)                            .06           (.04)          .25          (.06)
                                                        -----------------------------------------------------------
Total from investment operations                                   .12            .08           .39          (.01)
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                              (.06)          (.13)         (.13)         (.04)
Distributions from net realized gain                                -- 3           --            --            --
                                                        -----------------------------------------------------------
Total dividends and/or distributions to shareholders              (.06)          (.13)         (.13)         (.04)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $         3.57      $    3.51     $    3.56     $    3.30
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                3.44%          2.30%        12.00%        (0.16)%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $       54,748      $  51,659     $  21,589     $   4,079
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $       54,024      $  39,346     $   9,836     $   2,044
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                             3.51%          3.46%         3.98%         3.92%
Expenses excluding interest and fees
on short-term floating rate notes issued                          2.03%          2.21%         2.55%         2.93%
Interest and fees on short-term floating
rate notes issued                                                 0.25% 6          --            --            --
                                                        -----------------------------------------------------------
Total expenses                                                    2.28%          2.21%         2.55%         2.93%
Expenses after payments and waivers and
reduction to custodian expenses                                   1.82%          1.55%         1.55%         1.55%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             11%            33%            4%            2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities


             59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $16,002,000 as of January 31, 2007, which represents 5.89% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2007 municipal bond holdings with a value of $25,274,550 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $14,695,000 in short-term floating rate notes issued and outstanding at that date.


             60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

At January 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                              COUPON    MATURITY   VALUE AS OF JANUARY
   AMOUNT    INVERSE FLOATER 1           RATE 2      DATE              31, 2007
--------------------------------------------------------------------------------
$ 2,815,000  CA Pollution Control
             Financing Authority ROLs    9.87%    12/1/16          $  3,567,675

  6,250,000  Chula Vista Industrial
             Devel. RITES                4.80     12/1/27             7,011,875
                                                                   -------------
                                                                   $ 10,579,550
                                                                   =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 49 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $150,689 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2007, it is estimated that the Fund will utilize $281,240 of capital loss carryfor-ward to offset realized capital gains. During the year ended July 31, 2006, the Fund did not utilized any capital loss carryforward to offset capital gains realized in that fiscal year.


             61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of July 31, 2006, the Fund had available for federal income tax purposes post-October losses of $412,811 and unused capital loss carryforwards as follows:

                              EXPIRING
                              ---------------------
                              2013         $ 17,565
                              2014            1,553
                                           --------
                              TOTAL        $ 19,118
                                           ========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2007, the Fund's projected benefit obligations were increased by $9,603 and payments of $404 were made to retired trustees, resulting in an accumulated liability of $16,249 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they


             62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JANUARY 31, 2007        YEAR ENDED JULY 31, 2006
                                    SHARES            AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                            11,312,419   $    40,404,020      38,919,816   $ 137,404,928
Dividends and/or
distributions reinvested           683,610         2,445,337         826,945       2,913,454
Redeemed                        (4,729,750)      (16,910,537)     (6,361,823)    (22,405,634)
                           ------------------------------------------------------------------
Net increase                     7,266,279   $    25,938,820      33,384,938   $ 117,912,748
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                                28,550   $       104,116         421,049   $   1,516,182
Dividends and/or
distributions reinvested             6,635            24,191          11,689          42,026
Redeemed                          (122,402)         (448,451)        (88,484)       (316,914)
                           ------------------------------------------------------------------
Net increase (decrease)            (87,217)  $      (320,144)        344,254   $   1,241,294
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                             2,902,553   $    10,355,804      11,449,252   $  40,404,104
Dividends and/or
distributions reinvested           151,204           539,537         230,439         811,122
Redeemed                        (2,410,124)       (8,602,556)     (3,047,285)    (10,714,961)
                           ------------------------------------------------------------------
Net increase                       643,633   $     2,292,785       8,632,406   $  30,500,265
                           ==================================================================


             63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended January 31, 2007, were as follows:

                                          PURCHASES          SALES
               ---------------------------------------------------
               Investment securities   $ 38,925,088   $ 20,439,958

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

               FEE SCHEDULE
               ------------------------------------
               Up to $100 million             0.50%
               Next $150 million              0.45
               Next $1,750 million            0.40
               Over $2 billion                0.39

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $32,626 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effec-


             64 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND tive date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B and Class C shares were $12,045 and $608,424, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2007       $ 47,017           $ 707         $ 6,620         $ 9,222

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% for Class A shares and 1.55% for Class B and Class C shares, respectively. During the six months ended January 31, 2007, the Manager waived management fees and/or reimbursed fees of the Fund in the amounts of $363,195, $6,529 and $123,677 for Class A, Class B and Class C shares, respectively. The voluntary waiver was withdrawn effective November 30, 2006.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


             65 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2817% as of January 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the six months ended January 31, 2007, the average daily loan balance was $17,727,717 at an average daily interest rate of 5.313%. The Fund had borrowings outstanding of $8,200,000 at January 31, 2007 at an interest rate of 5.2817%. The Fund had gross borrowings and gross loan repayments of $46,700,000 and $80,900,000, respectively, during the six months ended January 31, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2007 was $32,800,000. The Fund paid $37,608 in fees and $608,480 in interest during the six months ended January 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial


             66 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


             67 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             68 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


             69 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load California short-intermediate municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California short-intermediate municipal debt funds and California municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.


             70 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


             71 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

As of and prior to October 31, 2006, the registrant's most recent prior reporting period for purposes of evaluating its internal controls, the registrant had likewise accounted for such transfers as "sales." Registrant's management notes that other investment companies that invested in similar securities over the same time periods had been accounting for such transfers in a similar manner as the registrant. After a review of this treatment with the registrant's independent public accountants, registrant applied FAS 140 to such transfers in its financial statements for the six-month fiscal period ended January 31, 2007, although the registrant was not required to restate its financial statements for previous fiscal periods.

As discussed above, during the registrant's second fiscal quarter of the period covered by this report and prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures as of February 8, 2007, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.


ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007